As filed with the Securities and Exchange Commission on December 20, 2013

1933 Act File No.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. 1   ☐ Post-Effective Amendment No.

(Check appropriate box or boxes)

Touchstone Funds Group Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100

Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, OH 45202

(Name and Address of Agent for Service)

Copies to:

Deborah Bielicke Eades, Esq.

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

(312) 609-7661

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Shares of beneficial interest, without par value, of the Touchstone Small Cap Value Fund, a series of the Registrant, are being registered. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective on January 20, 2014 pursuant to Rule 488.

Touchstone Small Company Value Fund

A series of

Touchstone Strategic Trust

303 Broadway, Suite 1100

Cincinnati, Ohio 45202

(800) 543-0407

January 20, 2014

Dear Shareholder:

We have important information concerning your investment in the Touchstone Small Company Value Fund (the “Small Company Fund”), a series of Touchstone Strategic Trust (the “Trust”). As a shareholder of the Small Company Fund, we wish to inform you that the Board of Trustees of the Trust (“the Board”) has approved the reorganization of the Small Company Fund into the Touchstone Small Cap Value Fund (the “Small Cap Value Fund”, and together with the Small Company Fund, the “Funds”), a series of Touchstone Funds Group Trust (the “Reorganization”).  The Funds have the same investment goal and management fee, substantially similar investment strategies, and are managed by the same sub-advisor and portfolio manager.

After careful consideration, the Board approved the Reorganization because it eliminates the offering of overlapping funds with the same investment goals and substantially similar investment strategies, and to provide economies of scale for the Funds and their shareholders. The Reorganization does not require shareholder approval.  You do not need to take any action regarding your account.

Pursuant to an agreement and plan of reorganization, the Small Company Fund will transfer all of its assets and liabilities to the Small Cap Value Fund.  As a result of the Reorganization, you will receive shares of the Small Cap Value Fund, which will have a total value equal to the total value of your shares in the Small Company Fund.  The Small Company Fund will then cease operations.  The Reorganization is expected to occur on or about March 23, 2014.

We have enclosed a Prospectus/Information Statement that describes the Reorganization in greater detail and contains important information about the Small Cap Value Fund. Please contact the Trust with any questions.

Sincerely,

Jill T. McGruder
President
Touchstone Strategic Trust

QUESTIONS & ANSWERS

We recommend that you read the enclosed Prospectus/Information Statement. In addition to the detailed information in the Prospectus/Information Statement, the following questions and answers provide an overview of key features of the Reorganization.

Q.                                   Why are we sending you the Prospectus/Information Statement?

A.                                    On November 21, 2013, the Board approved the Reorganization of the Small Company Fund into the Small Cap Value Fund.  Although the Reorganization does not require your approval, the Prospectus/Information Statement provides you with detailed information about the Reorganization between the Small Company Fund and the Small Cap Value Fund.

Q.                                   What will happen to my existing shares?

A.                                    Immediately after the Reorganization, you will own shares of the Small Cap Value Fund that are equal in value to the shares of the Small Company Fund that you held immediately prior to the closing of the Reorganization (although the number of shares and the net asset value per share may be different). Therefore, your investment with us will not lose any value as a result of the Reorganization, but the Reorganization may result in economies of scale that benefit you.

Q.                                   How do the fees and expenses compare?

A.                                    Each Fund has the same management fee and, for Classes A and C shares, the same 12b-1 fees and sales charges.  Class Y and Institutional Class shares of each Fund are not subject to any 12b-1 fees or sales charges.

In addition, each Fund has entered into an expense limitation agreement with Touchstone Advisors, Inc. (“Touchstone Advisors”).  Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses for each Fund. The expense limitations for each Fund are limited to 1.38%, 2.13%, 1.13%, and 0.98% of average monthly net assets for Classes A, C, and Y shares and Institutional Class shares, respectively.  The expense limitation agreement for the Small Company Fund is effective through July 29, 2014.  The expense limitation agreement for the Small Cap Value Fund is effective through March 23, 2015. The section entitled “How do the Funds’ fees and expenses compare?” of the Prospectus/Information Statement compares the fees and expenses of the Funds in detail and the section entitled “Comparison of Investment Advisory Fees” provides additional information regarding the expense limitation agreements.

Q.                                 How do the Funds’ investment goals and principal investment strategies compare?

A.                                    Each Fund has the same investment goal and substantially similar principal investment strategies.  The section of the Prospectus/Information Statement entitled “How do the Funds’ investment goals and principal investment strategies compare?” describes the investment goal and principal investment strategies of each Fund.

Q.                                   Will I have to pay federal income taxes as a result of the Reorganization?

A.                                    You are not expected to recognize any gain or loss for federal income tax purposes on the exchange of your shares of the Small Company Fund for shares of the Small Cap Value Fund.  The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes.  The section entitled “Material Federal Income Tax Consequences” of the Prospectus/Information Statement provides additional information regarding the federal income tax consequences of the Reorganization.

Q.                                   Who will manage the Small Cap Value Fund after the Reorganization?

A.                                    Both Funds are currently managed by Touchstone Advisors, the investment advisor; DePrince, Race & Zollo, Inc. (“DRZ”), the sub-advisor; and Gregory T. Ramsby, the portfolio manager.  Touchstone Advisors, DRZ, and Mr. Ramsby will continue managing the Small Cap Value Fund after the Reorganization. As a result, we do not expect the management of your investment to change. For more information please see the sections of the Prospectus/Information Statement entitled “Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?” and “Management of the Funds.”

Q.                                 Will I have to pay any sales load, commission, or other similar fee in connection with the Reorganization?

A.                                    No, you will not pay any sales load, commission, or other similar fee in connection with the Reorganization.

Q.                                   Who will pay for the Reorganization?

A.                                    Touchstone Advisors will pay the costs of the Reorganization.

Q.                                   What if I redeem my shares before the Reorganization takes place?

A.                                    If you choose to redeem your shares before the Reorganization takes place, then the redemption will be treated as a normal sale of shares and, generally, will be a taxable transaction and may be subject to any applicable contingent deferred sales charge.

Q.                                   Why is no shareholder action necessary?

A.                                    The Trust’s Declaration of Trust provides that any series may be merged into another fund by a vote of a majority of the Board of the Trust without the approval of shareholders.  In addition, the Reorganization of the Small Company Fund into the Small Cap Value Fund satisfies the requisite conditions of Rule 17a-8 under the Investment Company Act of 1940, as amended (the “1940 Act”), such that shareholder approval is not required by the 1940 Act.

Q.                                   When will the Reorganization occur?

A.                                    The Reorganization is expected to occur on or about March 23, 2014.

Q.                                   Who should I contact for more information?

A.                                    You can contact shareholder services at 1.800.543.0407.

PROSPECTUS/INFORMATION STATEMENT

January 20, 2014

Touchstone Strategic Trust

303 Broadway, Suite 1100

Cincinnati, OH 45202

(800) 543-0407

We Are Not Asking You for a Proxy and You Should Not Send Us a Proxy

This Prospectus/Information Statement is being furnished to shareholders of the Touchstone Small Company Value Fund (the “Small Company Fund”), a series of Touchstone Strategic Trust (“TST” or the “Trust”), in connection with an Agreement and Plan of Reorganization (the “Plan”) that has been approved by the Board of Trustees of TST (the “Board”). The Plan provides for the following:

•                  the transfer of all of the assets of the Small Company Fund to the Touchstone Small Cap Value Fund (the “Small Cap Value Fund” and collectively with the Small Company Fund, the “Funds”), a series of the Touchstone Funds Group Trust (“TFGT”), in exchange for shares of the Small Cap Value Fund (the “Reorganization”);

•                  the assumption by the Small Cap Value Fund of all of the liabilities of the Small Company Fund;

•                  the termination of the Small Company Fund subsequent to the distribution of shares of the Small Cap Value Fund to the Small Company Fund’s shareholders in complete liquidation of that Fund; and

•                  the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about March 23, 2014.

This Prospectus/Information Statement, which you should read carefully and retain for future reference, concisely presents the information that you should know about the Funds and the Reorganization.  A Statement of Additional Information (“SAI”) dated January 20, 2014 relating to this Prospectus/Information Statement and the Reorganization has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated by reference into this Prospectus/Information Statement.

Additional information concerning the Small Company Fund and the Small Cap Value Fund is contained in the documents described below, all of which have been filed with the SEC. Each document is incorporated by reference into this Prospectus/Information Statement (meaning that they are legally considered to be part of this Prospectus/Information Statement) only insofar as they related to the Small Company Fund and the Small Cap Value Fund.  No other parts of such documents are incorporated by reference herein.

Information about the Small Company Fund and the Small Cap Value Fund:	How to Obtain this Information:

Prospectuses

1.              Prospectus relating to the Touchstone Small Company Value Fund dated July 30, 2013 (previously filed on EDGAR, Accession No. 0001104659-13-057352).

2.              Prospectus relating to the Touchstone Small Cap Value Fund dated January 30, 2013, as amended, which accompanies this Prospectus/Information Statement (previously filed on EDGAR, Accession No. 0001104659-13-005222).

A copy of the Touchstone Small Cap Value Fund Prospectus is being mailed with the Prospectus/Information Statement.  You may obtain copies of the SAIs, Annual Reports, or Semi-Annual Report, without charge, upon request by:

•                  Writing to Touchstone Strategic Trust or Touchstone Funds Group Trust, at P.O. Box 9878, Providence, RI 02940; or

•                  Calling (800) 543-0407 toll-free; or

Statements of Additional Information (“SAIs”)

1.              SAI relating to the Touchstone Small Company Value Fund dated July 30, 2013, as amended (previously filed on EDGAR, Accession No. 0001104659-13-057352).

2.              SAI relating to the Touchstone Small Cap Value Fund dated January 30, 2013, as amended (previously filed on EDGAR, Accession No. 0001104659-13-005222).

• Downloading a copy from https://www.touchstoneinvestments.com/home/formslit/.

Annual Reports

1.              Annual Report relating to the Touchstone Small Company Value Fund dated March 31, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-032838).

2.              Annual Report relating to the Touchstone Small Cap Value Fund dated September 30, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-065116).

Semi-Annual Report 1. Semi-Annual Report (unaudited) relating to the Touchstone Small Company Value Fund dated September 30, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-065061).

You can also obtain copies of any of the above-referenced documents without charge on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.  Copies are available for a fee by electronic request at the following E-mail address: publicinfo@sec.gov, or from the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/INFORMATION STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES.  ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

An investment in the Funds:

•                  is not a deposit of, or guaranteed by, any bank

•                  is not insured by the FDIC, the Federal Reserve Board or any other government agency

•                  is not endorsed by any bank or government agency

•                  involves investment risk, including possible loss of your original investment

TABLE OF CONTENTS

SUMMARY	3
What are the Reasons for the Reorganization?	3
What are the key features of the Reorganization?	3
After the Reorganization, what shares of the Small Cap Value Fund will I own?	3
How do the Funds’ investment goal and principal investment strategies compare?	4
How do the Funds’ fees and expenses compare?	4
How do the Funds’ performance records compare?	9
Will I be able to purchase, redeem, and exchange shares the same way?	10
Will I be able to receive distributions the same way?	10
Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?	11
Will the Small Cap Value Fund have the same service providers as the Small Company Fund?	11
What will be the primary federal income tax consequences of the Reorganization?	11
Will there be any repositioning costs?	11
COMPARISON OF PRINCIPAL STRATEGIES AND RISKS	11
Principal Strategies	11
Principal Risks	12
INFORMATION ABOUT THE REORGANIZATION	14
Reasons for the Reorganization	14
Agreement and Plan of Reorganization	15
Description of the Securities to be Issued	16
Material Federal Income Tax Consequences	16
Pro Forma Capitalization	18
THE FUND’S MANAGEMENT	19
Investment Advisor	19
Sub-Advisor and Portfolio Manager	20
Investment Advisory Fees	20
Small Cap Value Fund’s Advisory and Sub-Advisory Agreement Approval	20
Expense Limitation Agreement	20
CHOOSING A CLASS OF SHARES	21
Class A Shares	21
Class C Shares	21
Class Y Shares	22
Institutional Class Shares	22
Buying and Selling Fund Shares	22
Exchange Privileges of the Funds	22
Distribution Policy	23

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS	23
INFORMATION ON SHAREHOLDERS’ RIGHTS	23
FINANCIAL STATEMENTS AND EXPERTS	25
LEGAL MATTERS	25
ADDITIONAL INFORMATION	25
FINANCIAL HIGHLIGHTS	25
EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION	A-1
EXHIBIT B: FUNDAMENTAL INVESTMENT LIMITATIONS	B-1
EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	C-1

SUMMARY

This section summarizes the primary features of the Reorganization.  It may not contain all of the information that is important to you.  To understand the Reorganization, you should read this entire Prospectus/Information Statement and the exhibits.  This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, SAI, and the Plan, which is attached to this Prospectus/Information Statement as Exhibit A.

What are the Reasons for the Reorganization?

The Reorganization is designed to eliminate the offering of overlapping funds with the same investment goal and management fee, substantially similar investment strategies, and that are managed by the same sub-advisor and portfolio manager.  The Reorganization may lead to potential efficiencies and economies of scale for shareholders.  At a meeting held on November 21, 2013, the Board of TST and TGFT, including those Trustees who are not “interested persons”, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), determined that the Reorganization was in the best interests of shareholders of the Funds and the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. Therefore, the Board of TST and TGFT approved the Reorganization. For more information, please see the section entitled “Reasons for the Reorganization.”

What are the key features of the Reorganization?

The Plan sets forth the key features of the Reorganization.  The Plan provides for the following:

•                  the transfer of all the assets of the Small Company Fund to the Small Cap Value Fund in exchange for shares of the Small Cap Value Fund;

•                  the assumption by the Small Cap Value Fund of all the liabilities of the Small Company Fund;

•                  the termination of the Small Company Fund subsequent to the distribution of shares of the Small Cap Value Fund to the Small Company Fund’s shareholders in complete liquidation of the Small Company Fund; and

•                  the structuring of the Reorganization as a tax-free reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about March 23, 2014.

After the Reorganization, what shares of the Small Cap Value Fund will I own?

Each Fund is a series of a registered open-end management investment company (i.e., a mutual fund). The following table shows the share classes of the Small Cap Value Fund that will be issued to each corresponding share class of the Small Company Fund.

Funds and Share Classes

Touchstone Small Company Value Fund, a series of TST	Touchstone Small Cap Value Fund, a series of TFGT
Class A Class C Class Y Institutional Class	Class A Class C Class Y Institutional Class

The Small Cap Value Fund shares you receive will have the same total value as your shares of the Small Company Fund as of the close of business on the day immediately prior to the Reorganization.

How do the Funds’ investment goal and principal investment strategies compare?

The Funds have the same investment goal and substantially similar principal investment strategies.  Although there are some differences in how the Funds’ principal investment strategies are described in their respective prospectuses, their principal investment strategies are substantially similar. Each Fund also has the same fundamental investment limitations, which are set forth in Exhibit B.

Each Fund’s investment goal is to seek long-term capital growth.  Each Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of small capitalization companies. These are non-fundamental investment policies that can be changed by a Fund upon 60-days’ notice to shareholders.  For the Small Company Fund equity securities consist of common stock; for the Small Cap Value Fund, equity securities consist of common and preferred stock. The Funds define a small capitalization company as having a market capitalization of no more than $2 billion at the time of initial purchase.

In selecting securities, the Funds’ sub-advisor, DePrince, Race & Zollo, Inc. (“DRZ”), seeks to invest in companies that have the potential for growth and that appear to be trading below their perceived value. DRZ employs a multi-step, “bottom up” investment process. Initially, DRZ screens the investible universe for small capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book, and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts fundamental analysis to identify an imminent catalyst that may lead to future price appreciation (e.g., a new product cycle, management focus on return on invested capital, management changes, restructuring, improving financial or operating conditions, or an industry-pricing cycle). DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose companies that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when the security’s yield falls below an acceptable limit established by DRZ, when the valuation is no longer attractive, or the fundamentals of the company or sector deteriorate.

The Funds may invest in securities of foreign companies that may be headquartered in or doing a substantial portion of their business overseas. The Funds will typically hold 65 to 80 securities and may engage in frequent and active trading of securities as a part of their principal investment strategy.

How do the Funds’ fees and expenses compare?

Comparative Fee Tables. The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each Fund.  The tables also show the various costs and expenses that investors in the Small Company Fund will bear as shareholders of the Small Cap Value Fund.  Pro forma expense levels project anticipated expense levels, but actual expenses may be greater or less than those shown.  The shareholder transaction expenses presented below show the maximum sales charge (load) on purchases of Fund shares as a percentage of offering price. Small Company Fund shareholders will not pay any front-end sales charge on any shares of the Small Cap Value Fund received as part of the Reorganization, but any CDSC holding period will carry over.  Information regarding sales charge discounts for which you may qualify with respect to future purchases of Class A shares of the Small Cap Value Fund is included in the section entitled “Description of Share Classes of the Funds” below.  Expense ratios reflect annual fund operating expenses for the 12 months ended September 30, 2013 for the Small Company Fund and for the most recent fiscal year ended September 30, 2013 for the Small Cap Value Fund. Pro forma numbers are estimated as if the Reorganization had been completed as of September 30, 2013 and do not include the estimated costs of the Reorganization. Neither the Funds nor the shareholders will bear any Reorganization costs.

	Touchstone Small Company Value Fund Class A		Touchstone Small Cap Value Fund Class A		Touchstone Small Cap Value Fund after Reorganization (pro forma combined) Class A
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		5.75%		5.75%
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	1.00	%(1)	1.00	%(1)	1.00	%(1)
Wire Redemption Fee	Up to $15		Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%		0.90	%(2)	0.90%
Distribution or Service (12b-1) Fees	0.25%		0.25%		0.25%
Other Expenses	1.56%		0.60%		0.59%
Total Annual Fund Operating Expenses	2.71%		1.75%		1.74%
Fee Waivers or Expense Reimbursement(3)	-1.33%		-0.37%		-0.36%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.38%		1.38%		1.38%

(1) If a shareholder purchases $1 million or more of Class A shares and therefore does not pay initial sales charges, then a CDSC of up to 1.00% may apply if those Class A shares are redeemed within 12 months after initial purchase. You should contact your financial intermediary to determine whether you are subject to the CDSC.

(2) Effective May 23, 2013, the advisory fee payable by the Fund was reduced to 0.90% on the Fund’s average daily net assets.

(3)Touchstone Advisors, Inc. and TST and TFGT, as applicable, have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses for each Fund to 1.38% of average monthly net assets for Class A shares. The expense limitation agreement for the Small Company Fund is effective through July 28, 2014.  The expense limitation agreement for the Small Cap Value Fund is effective through March 23, 2015.  Each agreement can be terminated by a vote of the Board of Trustees of TST or TFGT, as applicable, if it deems the termination to be beneficial to the Fund’s shareholders. The terms of Touchstone Advisors’ contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

	Touchstone Small Company Value Fund Class C	Touchstone Small Cap Value Fund Class C		Touchstone Small Cap Value Fund after Transaction (pro forma combined) Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales (Load) (as a % of original purchase price or the amount redeemed, whichever is less)	1.00%	1.00%		1.00%
Wire Redemption Fee	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%	0.90	%(1)	0.90%
Distribution or Service (12b-1) Fees	1.00%	1.00%		1.00%
Other Expenses	1.81%	3.26%		1.88%
Total Annual Fund Operating Expenses	3.71%	5.16%		3.78%
Fee Waivers or Expense Reimbursement(2)	-1.58%	-3.03%		-1.65%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	2.13%	2.13%		2.13%

(1)Effective May 23, 2013, the advisory fee payable by the Fund was reduced to 0.90% on the Fund’s average daily net assets.

(2)Touchstone Advisors, Inc. and TST and TFGT, as applicable, have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses for each Fund to 2.13% of average monthly net assets for Class C shares. The expense limitation agreement for the Small Company Fund is effective through July 28, 2014.  The expense limitation agreement for the Small Cap Value Fund is effective through March 23, 2015.  Each agreement can be terminated by a vote of the Board of TST or TGFT, as applicable, if it deems the termination to be beneficial to the Fund’s shareholders. The terms of Touchstone Advisors’ expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

	Touchstone Small Company Value Fund Class Y	Touchstone Small Cap Value Fund Class Y		Touchstone Small Cap Value Fund after Transaction (pro forma combined) Class Y
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%	0.90	%(1)	0.90%
Other Expenses	0.83%	2.52%		0.85%
Total Annual Fund Operating Expenses	1.73%	3.42%		1.75%
Fee Waivers or Expense Reimbursement(2)	-0.60%	-2.29%		-0.62%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	1.13%	1.13%		1.13%

(1)Effective May 23, 2013, the advisory fee payable by the Fund was reduced to 0.90% on the Fund’s average daily net assets.

(2)Touchstone Advisors, Inc. and TST and TFGT, as applicable, have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses for each Fund to 1.13% of average monthly net assets for Class Y shares. The expense limitation agreement for the Small Company Fund is effective through July 28, 2014.  The expense limitation agreement for the Small Cap Value Fund is effective through March 23, 2015.  Each agreement can be terminated by a vote of the Board of TST or TFGT, as applicable, if it deems the termination to be beneficial to the Fund’s shareholders. The terms of Touchstone Advisors’ expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

	Touchstone Small Company Value Fund Institutional Class	Touchstone Small Cap Value Fund Institutional Class		Touchstone Small Cap Value Fund after Transaction (pro forma combined) Institutional Class
Shareholder Fees (fees paid directly from your investment)
Wire Redemption Fee	Up to $15	Up to $15		Up to $15
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.90%	0.90	%(1)	0.90%
Other Expenses	0.44	0.90%		0.40%
Total Annual Fund Operating Expenses	1.34%	1.80%		1.30%
Fee Waivers or Expense Reimbursement(2)	-0.36%	-0.82%		-0.32%
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.98%	0.98%		0.98%

(1)Effective May 23, 2013, the advisory fee payable by the Fund was reduced to 0.90% on the Fund’s average daily net assets.

(2) Touchstone Advisors, Inc. and TST and TFGT, as applicable, have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses for each Fund to 0.98% of average monthly net assets for Institutional Class shares. The expense limitation agreement for the Small Company Fund is effective through July 28, 2014.  The expense limitation agreement for the Small Cap Value Fund is effective through March 23, 2015.  Each agreement can be terminated by a vote of the Board of TST or TFGT, as applicable, if it deems the termination to be beneficial to the Fund’s shareholders. The terms of Touchstone Advisors’ contractual waiver agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. See the discussion entitled “Expense Limitation Agreements with respect to the Funds” in this Prospectus/Information Statement for more information.

Expense Examples. The examples are intended to help you compare the cost of investing in the Small Company Fund versus the Small Cap Value Fund and the Small Cap Value Fund (Pro Forma Combined), assuming the Reorganization takes place.  The examples assume that you invest $10,000 for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the operating expenses remain the same.  For the Small Company Value Fund the example also assumes that the expense limitations remain in effect for the for the remainder of the contractual period, which expires on July 28, 2014, and then gross expenses are used for the period of July 29, 2013 through January 1, 2015. For the Small Cap Value Fund the Small Cap Value Fund (Pro Forma Combined), the expense example assumes that the expense limitations remain in effect for a period of one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption				Assuming No Redemption
Classes	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A
Small Company Value Fund	$768	$1,306	$1,869	$3,392	$768	$1,306	$1,869	$3,392
Small Cap Value Fund	$707	$1,059	$1,435	$2,487	$707	$1,059	$1,435	$2,487
Small Cap Value Fund after Reorganization (Pro Forma Combined)	$708	$1,060	$1,434	$2,485	$708	$1,060	$1,434	$2,485
Class C
Small Company Value Fund	$391	$1,058	$1,846	$3,905	$291	$1,058	$1,846	$3,905
Small Cap Value Fund	$316	$1,276	$2,333	$4,959	$216	$1,276	$2,333	$4,959
Small Cap Value Fund after Reorganization (Pro Forma Combined)	$316	$1,003	$1,809	$3,911	$216	$1,003	$1,809	$3,911
Class Y
Small Company Value Fund	$144	$514	$908	$2,014	$144	$514	$908	$2,014
Small Cap Value Fund	$115	$837	$1,581	$3,548	$115	$837	$1,581	$3,548
Small Cap Value Fund after Reorganization (Pro Forma Combined)	$116	$492	$893	$2,014	$116	$492	$893	$2,014
Institutional Class
Small Company Value Fund	$117	$406	$716	$1,597	$117	$406	$716	$1,597
Small Cap Value Fund	$100	$486	$898	$2,049	$100	$486	$898	$2,049
Small Cap Value Fund after Reorganization (Pro Forma Combined)	$100	$381	$683	$1,540	$100	$381	$683	$1,540

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Expense Example, affect the Funds’ performance.  As of each Fund’s most recent fiscal year end, the portfolio turnover rate for the Small Company Fund and Small Cap Value Fund was 155% and 98%, respectively. The Small Company Fund’s portfolio turnover rate was 48% for the semi-annual report period ended September 30, 2013.

How do the Funds’ performance records compare?

The bar charts and performance tables below illustrate some indication of the risks of investing in the Funds by showing changes in the Funds’ performance from year to year and by comparing the Russell 2000® Index and Russell 2000® Value Index to the Small Company Fund’s average annual total returns for 1 year, 5 years, and since inception and the Small Cap Value Fund’s average annual total returns for 1 year, 5 years, and 10 years.  The bar charts do not reflect any sales charges, which would reduce your return.  The Funds’ past performance (before and after taxes) does not indicate how the Funds will perform in the future. Updated performance is available at no cost by visiting www.TouchstoneInvestments.com or by calling 1.800.543.0407.

Touchstone Small Company Value Fund — Class A Total Return as of December 31

Best Quarter:  2nd Quarter 2009 26.20%        Worst Quarter:   4th Quarter 2008 (27.57)%

The year-to-date return for the Small Company Fund’s Class A shares as of September 30, 2013 is 20.89%.

Touchstone Small Cap Value Fund — Class A shares Total Return as of December 31

Best Quarter: 1st Quarter 2003 18.97%                 Worst Quarter: 3rd Quarter 2008 (24.10)%

The year to date return for the Small Cap Value Fund’s Class A Shares as of September 30, 2013 is 20.69%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after-tax returns may differ from those shown and depend on your tax situation.  The after-tax returns do not apply to shares held in an IRA, 401(k), or other tax-deferred account.  The after-tax returns shown in the table are for each Fund’s Class A shares and after-tax returns for other share classes will vary.

Small Company Fund

Classes A, C, and Y shares began operations on April 1, 2003. Institutional Class shares began operations on September 10, 2012. The Institutional Class shares performance information is calculated using the historical performance of Class Y shares for periods prior to September 10, 2012. Institutional Class shares would have had substantially similar annual returns because the shares are invested in the same portfolio. Annual returns would differ only to the extent that the Classes have different expenses.

Small Cap Value Fund

On June 10, 2011, Class Z shares were converted to Class A shares and performance for periods prior to the date of conversion represents the performance of Class Z shares. Performance in the table below for periods prior to June 10, 2011 has been restated to reflect the impact of the Class A fees and expenses. Classes C and Y shares and Institutional Class shares began operations on March 1, 2011. Classes C and Y shares and Institutional Class shares performance information is calculated using the historical performance of Class A shares for the periods prior to March 1, 2011. Performance for this period for Class C shares has been restated to reflect the impact of the Class C shares fees and expenses.

Average Annual Total Returns

For the period ended December 31, 2012

	Small Company Fund			Small Cap Value Fund
	1 Year	5 Years	Since Inception (4/1/03)	1 Year	5 Years	10 Years
Class A
Return Before Taxes	4.82%	3.68%	8.57%	14.85%	1.10%	9.42%
Return After Taxes on Distributions	0.85%	2.53%	6.70%	14.54%	0.96%	8.67%
Return After Taxes on Distributions and Sale of Fund Shares	5.57%	2.78%	6.77%	10.05%	0.92%	8.03%
Class C
Return Before Taxes	9.58%	4.15%	8.42%	19.95%	1.54%	9.25%
Class Y
Return Before Taxes	11.51%	5.19%	9.52%	22.08%	2.44%	10.14%
Institutional Class
Return Before Taxes	11.66%	5.22%	9.54%	22.38%	2.47%	10.16%

	1 year	5 years	10 years
Russell 2000 Value Index (reflects no deductions for fees, expenses or taxes)	18.05%	3.55%	9.50%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	16.35%	3.56%	9.72%

Will I be able to purchase, redeem, and exchange shares the same way?

Yes, after the Reorganization you will be able to purchase, redeem, and exchange shares of the Small Cap Value Fund the same way that you purchase, redeem, and exchange shares of the Small Company Fund.  For more information, see the section entitled “Purchases, Redemptions, Exchanges of Shares and Dividend Policy,” below.

Will I be able to receive distributions the same way?

Yes, after the Reorganization you will be able to receive distributions the same way.  Like the Small Company Fund, the Small Cap Value Fund intends to annually distribute to its shareholders substantially all of its income and capital gains.  After the Reorganization, any income and capital gains will be reinvested in the class of shares of the

Small Cap Value Fund you receive in the Reorganization or, if you have so elected, distributed in cash.  For more information, see the section entitled “Purchases, Redemptions, Exchanges of Shares and Dividend Policy.”

Who will be the Advisor, Sub-Advisor, and Portfolio Manager of my Fund after the Reorganization?

For each Fund, Touchstone Advisors, DRZ, and Gregory T. Ramsby serve as the investment advisor, sub-advisor, and portfolio manager respectively.  After the Reorganization, each will continue in its current capacity.  For additional information regarding Touchstone Advisors, DRZ, and Mr. Ramsby, please see the section entitled “Management of the Funds”.

Will the Small Cap Value Fund have the same service providers as the Small Company Fund?

The Funds currently have the same service providers.  Upon completion of the Reorganization, the Small Cap Value Fund will continue to engage its existing service providers, as set forth in the chart below.

Service Providers
Principal Underwriter	Touchstone Securities, Inc.
Administrator	Touchstone Advisors, Inc.
Sub-Administrator	BNY Mellon Investment Servicing (US) Inc.
Transfer Agent	BNY Mellon Investment Servicing (US) Inc.
Custodian	Brown Brothers Harriman & Co.
Independent Registered Public Accounting Firm	Ernst & Young LLP

For additional information regarding the service providers to the Funds, please see each Fund’s SAI.

What will be the primary federal income tax consequences of the Reorganization?

The transaction is expected to qualify as a tax-free reorganization for federal income tax purposes.  If the Reorganization qualifies, then generally no gain or loss will be recognized by the Funds or their respective shareholders as a direct result of the Reorganization.  As a condition to the closing of the Reorganization, the Funds will each receive an opinion from the law firm of Vedder Price P.C. that the Reorganization qualifies as a tax-free reorganization within the meaning of section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”).  The opinion, however, is not binding on the Internal Revenue Service (the “IRS”) or any court and thus does not preclude the IRS or a court from taking a contrary position.  See “Material Federal Income Tax Consequences” for more information on the federal income tax consequences of the Reorganization.

Will there be any repositioning costs?

Because the Small Company Fund and the corresponding Small Cap Value Fund have the same investment goal, substantially similar investment strategies, and are managed by the same portfolio manager, no material repositioning costs are expected to be incurred by either Fund as a result of the Reorganization.

COMPARISON OF PRINCIPAL STRATEGIES AND RISKS

The principal strategies and risks of each Fund are substantially similar, as shown in the following tables. For more information on the risks associated with Funds, see each Fund’s SAI.

Principal Strategies

SMALL COMPANY FUND	SMALL CAP VALUE FUND

Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of small-cap companies. This is a non-fundamental investment policy that can be changed by the Fund upon 60-days prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase. Equity securities consist of common stock and preferred stock.

The Fund’s sub-advisor, DePrince, Race & Zollo, Inc. (“DRZ” or “Sub-Advisor”), seeks to invest in companies

The Fund invests, under normal market conditions, at least 80% of its assets in common stocks of companies with small market capitalizations that the sub-advisor, DePrince, Race & Zollo, Inc. (“DRZ” or “Sub-Advisor”), believes have the potential for growth and that appear to be trading below their perceived value. This is a non-fundamental investment policy that can be changed by the Fund upon 60-days prior notice to shareholders. For purposes of the Fund, a small capitalization company has a market capitalization of no more than $2 billion at the time of initial purchase.

that it believes have the potential for growth and that appear to be trading below their perceived value. DRZ employs a multi-step, “bottom-up” investment process. Initially, DRZ screens the investible universe for small capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts fundamental analysis to identify an imminent catalyst (e.g., a new product cycle, management focus on return on invested capital, management changes, restructuring, improving financial or operating conditions, or an industry-pricing cycle), that it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose companies that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when, in DRZ’s opinion, the security’s yield falls below an acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

Most of these companies are based in the U.S., but in some instances may be foreign companies. Non-U.S. issuer or foreign companies (or issuers) are companies that: (i) are organized under the laws of; (ii) maintain their principal place of business in; (iii) have the principal trading market for their securities in; (iv) derive at least 50% of revenues or profits from operation in; or (v) have at least 50% of their assets in, foreign countries. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

DRZ employs a multi-step, “bottom-up” investment process. Initially, DRZ screens the investible universe for small market capitalization companies that pay a dividend. DRZ then applies various valuation multiples such as price-to-earnings, price-to-book and price-to-cash flow, to find companies that it believes are trading at the low end of their historical relative valuation levels. DRZ then conducts rigorous fundamental analysis to identify an imminent catalyst which it believes may lead to future price appreciation. DRZ establishes relative price targets for the remaining stocks that have identifiable catalysts. Finally, DRZ filters the results to choose stocks that it believes have the potential for growth and appear to be trading below their perceived value. DRZ considers selling a security when its yield falls below the acceptable limit, when the valuation is no longer attractive or the fundamentals of the company or sector deteriorate.

The Fund invests in securities of companies operating in a broad range of industries. Most of these companies are based in the U.S., but in some instances may be headquartered in or doing a substantial portion of their business overseas. The Fund will typically hold 65 to 80 securities. The Fund may engage in frequent and active trading of securities as a part of its principal investment strategy.

Principal Risks

Each Fund’s share price will fluctuate. You could lose money on your investment in each Fund, and each Fund could return less than other investments.  As with any mutual fund, there is no guarantee that either Fund will achieve its investment goal.  Each Fund is subject to the principal risks listed below.

PRINCIPAL RISK	SMALL COMPANY FUND	SMALL CAP VALUE FUND
Equity Securities Risk

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may suffer a decline in response to such developments which could result in a decline in the value of the Fund’s shares.

Identical.

Small-Cap Risk

The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Identical.

Foreign Securities Risk

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors.

Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer’s home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

Portfolio Turnover Risk	Frequent and active trading may result in greater expenses to the Fund, which may lower the Fund’s performance and may generate more taxable short-term gains for shareholders.	Identical.

Preferred Stock Risk

Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline.

None.

Management Risk

The Advisor engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the Sub-Advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Touchstone Advisors, Inc., the advisor (the “Advisor”), engages one or more sub-advisors to make investment decisions on its behalf for a portion or all of the Fund. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Value Investing Risk:	A value-oriented investment approach is subject to the risk that a security believed to be undervalued does not appreciate in value as anticipated or experiences a decline in value.	Identical.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization

The Reorganization is designed to eliminate the offering of overlapping funds with the same investment goal, substantially similar investment strategies, and the same sub-advisor and portfolio manager.  The Reorganization may lead to potential efficiencies and economies of scale for shareholders.  At a meeting held on November 21, 2013, the Board of TST and TGFT, including the Independent Trustees, determined that the Reorganization was in the best interests of the Funds and the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. Therefore, the Board approved the Reorganization.

In evaluating the Reorganization, the Board requested and reviewed, with assistance of independent legal counsel, materials furnished by Touchstone Advisors, the investment advisor to the Funds.  These materials included written information regarding operations and financial conditions of the Funds, principal terms and conditions of the Reorganization, including that the Reorganization is expected to quality as a tax-free reorganization for federal income tax purposes.  The Board considered that as of September 30, 2013, the Small Company Fund had net assets of approximately $39.8 million, while the Small Cap Value Fund had net assets of approximately $39.1 million. Accordingly, by merging the Funds, shareholders would enjoy a greater asset base over which fund expenses may be spread. In addition, the Board considered, the following factors among others:

•                  the terms and conditions of the Reorganization;

•                  the investment advisory fee and other fees paid by the Funds and the expense ratios of the Funds;

•                  the advice and recommendation of Touchstone Advisors, including its opinion that the Reorganization would be in the best interests of the Funds;

•                  the expenses of the Reorganization would not be borne by the Funds’ shareholders;

•                  the historical investment performance record of the Funds and expected continuity of day-to-day Fund management through DRZ;

•                  the same investment goal and substantially similar investment strategies of the Funds;

•                  the Small Cap Value Fund’s assumption of all of the liabilities of the Small Company Fund;

•                  the anticipated benefits to shareholders, including operating efficiencies, that may be achieved from the Reorganization;

•                  the anticipated federal income tax-free nature of the Reorganization; and

•                  alternatives available to shareholders of the Small Company Fund, including the ability to redeem their shares.

During their assessment, the Board met with independent legal counsel regarding the legal issues involved.  After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganization would be in the best interests of the Funds and the interests of existing shareholders would not be diluted as a result of the Reorganization.

Agreement and Plan of Reorganization

The following summary is qualified in its entirety by reference to the Plan, as set forth in Exhibit A.

The Plan provides that all of the assets of the Small Company Fund will be transferred to the Small Cap Value Fund solely in exchange for shares of the Small Cap Value Fund and the assumption by the Small Cap Value Fund of all the liabilities of the Small Company Fund on or about March 23, 2014 or such other date as may be agreed upon by the parties (the “Closing Date”).  The class or classes of the Small Cap Value Fund shares that you will receive in connection with the Reorganization will depend on the class or classes of the Small Company Fund shares that you own immediately prior to the closing.

Prior to the Closing Date, the Small Company Fund will endeavor to discharge all of its known liabilities and obligations. The Small Company Fund will prepare an unaudited statement of its assets and liabilities as of 4:00 PM Eastern Time on the Business Day preceding the Closing Date (the “Valuation Date”).  At or prior to the Valuation Date, for tax reasons, the Small Company Fund will distribute to its shareholders all of the Small Company Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) for all taxable periods ending on or before the Closing Date, all of the Small Company Fund’s net tax exempt income for all taxable periods ending on or before the Closing Date, and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction by any available capital loss carryforwards).

BNY Mellon Investment Servicing (US) Inc., the sub-administrator for the Funds, will compute the value of the Small Company Fund’s portfolio of securities. The method of valuation employed will be consistent with the valuation procedures described in the Small Company Fund’s prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the Funds.

As soon after the closing as practicable, the Small Company Fund will distribute pro rata to its shareholders of record as of the closing the full and fractional shares of the Small Cap Value Fund received by the Small Company Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of the Small Company Fund’s shareholders on the Small Cap Value Fund’s share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of the Small Cap Value Fund due to a Small Company Fund’s shareholder. All issued and outstanding shares of the Small Company Fund will be canceled. Shares of the Small Cap Value Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, the Small Company Fund will be completely liquidated and terminated.

The Reorganization is subject to the conditions set forth in the Plan. The Plan may be terminated (a) by the mutual agreement of the Small Company Fund and the Small Cap Value Fund; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date, if not cured within 30 days, or (2) because a condition in the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

Whether or not the Reorganization is consummated, Touchstone Advisors will pay the expenses incurred by the Funds in connection with the Reorganization.

Description of the Securities to be Issued

Shareholders of the Small Company Fund as of the closing will receive full and fractional shares of the Small Cap Value Fund in accordance with the procedures provided for in the Plan.  The shares of the Small Cap Value Fund to be issued in connection with the Reorganization will be fully paid and non-assessable when issued.

Material Federal Income Tax Consequences

The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization that are applicable to you as a Small Company Fund shareholder.  It is based on the Code, applicable U.S. Treasury regulations, judicial authority, and administrative rulings and practice, all as of the date of this Prospectus/Information Statement and all of which are subject to change, including changes with retroactive effect.  The discussion below does not address any state, local, or foreign tax consequences of the Reorganization.  Your tax treatment may vary depending upon your particular situation.  You also may be subject to special rules not discussed below if you are a certain kind of Small Company Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or an entity that is not organized under the laws of the United States or a political subdivision thereof; a holder of Small Company Fund shares as part of a hedge, straddle, or conversion transaction; a person that does not hold Small Company Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the closing of the Reorganization, the Small Company Fund and the Small Cap Value Fund will receive an opinion from the law firm of Vedder Price P.C. substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications, and assumptions with respect to the Reorganization, for federal income tax purposes:

(i)            The transfer by the Small Company Fund of all its assets to the Small Cap Value Fund solely in exchange for Small Cap Value Fund shares and the assumption by the Small Cap Value Fund of all the liabilities of the Small Company Fund, followed by the pro rata, by class, distribution of all the Small Cap Value Fund shares so received by the Small Company Fund to the Small Company Fund’s shareholders of record in complete liquidation of the Small Company Fund as soon as practicable thereafter, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Small Cap Value Fund and the Small Company Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(ii)           No gain or loss will be recognized by the Small Cap Value Fund upon the receipt of all the assets of the Small Company Fund solely in exchange for Small Cap Value Fund shares and the assumption by the Small Cap Value Fund of all the liabilities of the Small Company Fund.

(iii)          No gain or loss will be recognized by the Small Company Fund upon the transfer of all its assets to the Small Cap Value Fund solely in exchange for Small Cap Value Fund shares and the assumption by the Small Cap Value Fund of all the liabilities of the Small Company Fund or upon the distribution (whether actual or constructive) of the Small Cap Value Fund shares so received to the Small Company Fund’s shareholders solely in exchange for such shareholders’ shares of the Small Company Fund in complete liquidation of the Small Company Fund.

(iv)          No gain or loss will be recognized by the Small Company Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Small Company Fund solely for Small Cap Value Fund shares.

(v)           The aggregate basis of the Small Cap Value Fund shares received by each Small Company Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Small Company Fund shares exchanged therefor by such shareholder.

(vi)          The holding period of the Small Cap Value Fund shares received by each Small Company Fund shareholder in the Reorganization will include the period during which the shares of the Small Company Fund exchanged therefore were held by such shareholder, provided such Small Company Fund shares were held as capital assets at the effective time of the Reorganization.

(vii)         The basis of the assets of the Small Company Fund received by the Small Cap Value Fund will be the same as the basis of such assets in the hands of the Small Company Fund immediately before the effective time of the Reorganization.

(viii)        The holding period of the assets of the Small Company Fund received by the Small Cap Value Fund will include the period during which such assets were held by the Small Company Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Small Company Fund, the Small Cap Value Fund or any Small Company Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or on the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the Code or (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization.  Opinions of counsel are not binding upon the IRS or the courts, are not guarantees of the tax results, and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court.  If the Reorganization is consummated but the IRS or the courts determine that the Reorganization does not qualify as a tax-free reorganization under the Code and, thus, is taxable, the Small Company Fund would recognize gain or loss on the transfer of its assets to the Small Cap Value Fund and each shareholder of the Small Company Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Small Company Fund shares and the fair market value of the shares of the Small Cap Value Fund it receives.

Prior to the Reorganization, the Small Company Fund will declare a distribution to its shareholders, which together with all previous distributions, will have the effect of distributing to its shareholders all of the Small Company Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and realized net capital gain, if any, through the Reorganization.  Such distributions will be taxable to shareholders for federal income tax purposes.  Even if reinvested in additional shares of the Small Company Fund, which would be exchanged for shares of the Small Cap Value Fund in the Reorganization, such distributions will be taxable for federal income tax purposes.

If portfolio assets of the Small Company Fund are sold prior to the Reorganization, the tax impact of such sales will depend on the holding periods of such assets and the difference between the price at which such portfolio assets are sold and the Small Company Fund’s basis in such assets.  Any capital gains recognized in these sales on a net basis (after taking into account any capital loss carryforwards) will be distributed to the Small Company Fund’s shareholders as capital gains (to the extent of net realized long-term capital gain) or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

U.S. federal income tax law permits a regulated investment company to carry forward net capital losses realized during taxable years beginning on or before December 22, 2010, for a period of up to eight taxable years, and, for net capital losses realized during taxable years beginning after December 22, 2010, for an unlimited number of taxable years.  A regulated investment company must use capital loss carryforwards generated in taxable years beginning after December 22, 2010 to offset gains arising in taxable years beginning after this date before capital losses carried forward from years beginning on or prior to this date are used.

The Reorganization will cause the tax year of the Small Company Fund to close.  After the Reorganization, the Small Cap Value Fund’s ability to use the Small Company Fund’s or the Small Cap Value Fund’s realized and unrealized pre-Reorganization capital losses, if any, may be limited under certain federal income tax rules applicable to reorganizations of this type.  Therefore, in certain circumstances, shareholders may pay federal income tax sooner, or may pay more federal income taxes, than they would have had the Reorganization not occurred.  The effect of these potential limitations will depend on a number of factors, including the amount of the losses, the amount of gains to be offset, the exact timing of the Reorganization and the amount of unrealized capital gains in the Funds at the time of the Reorganization.

As of March 31, 2013, for U.S. federal income tax purposes the Small Company Fund did not have any capital loss carryforwards.  As of September 30, 2013, for U.S. federal income tax purposes the Small Cap Value Fund had capital loss carryforwards with the expiration dates as indicated below:

2017	2018
$4,146,671	$17,853,429

As of March 31, 2013, for U.S. federal income tax purposes the Small Company Fund had net unrealized gains of $2,276,422.  These figures are likely to change by the date of the Reorganization, and do not reflect the impact of the Reorganization, including, in particular, the application of the loss limitation rules discussed herein.

In addition, shareholders of the Small Company Fund will receive a proportionate share of any taxable income and gains realized by the Small Cap Value Fund and not distributed to its shareholders prior to the Reorganization when such income and gains are eventually distributed by the Small Cap Value Fund.  As a result, shareholders of the Small Company Fund may receive a greater amount of taxable distributions than they would have had the Reorganization not occurred.

Tracking Your Basis and Holding Period; State and Local Taxes.  After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes.  However, mutual funds must report cost basis information to you and the IRS when a shareholder sells or exchanges shares acquired on or after January 1, 2012 that are not in a retirement account (“covered shares”).  Cost basis reporting by a mutual fund is not required if the shares were acquired in a reorganization and the basis of the acquired shares is determined from the basis of shares that were not covered shares.

This discussion does not address any state or local tax issues and only limited federal tax issues.  You are urged and advised to consult your own tax advisors as to the federal, state, local, foreign, and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws.

Pro Forma Capitalization

The following table sets forth as of September 30, 2013, for the Reorganization, the total net assets, number of shares outstanding, and net asset value (“NAV”) per share.  This information is generally referred to as the “capitalization” of a Fund.  The term “pro forma capitalization” means the expected capitalization of the Small Cap Value Fund after it has combined with the Small Company Fund assuming the Reorganization occurred as of September 30, 2013.

	Touchstone Small Company Value Fund*	Touchstone Small Cap Value Fund*	Pro Forma Adjustments(1)		Pro Forma Combined Touchstone Small Cap Value Fund
Net Assets (all classes)	$39,781,292	$39,101,282			$78,882,574
Class A
Net assets	2,521,758	34,826,120			37,347,878
Shares outstanding	130,687	1,528,154	(20,035	)(2)	1,638,806
Net asset value per share	19.30	22.79			22.79
Class C
Net assets	1,385,983	841,015			2,226,998
Shares outstanding	77,031	37,191	(15,731	)(2)	98,491
Net asset value per share	17.99	22.61			22.61
Class Y
Net assets	6,312,899	769,159			7,082,058
Shares outstanding	322,318	33,704	(45,679	)(2)	310,343
Net asset value per share	19.59	22.82			22.82
Institutional Class
Net assets	29,560,652	2,664,988			32,225,640
Shares outstanding	1,508,964	116,850	(213,013	)(2)	1,412,801
Net asset value per share	19.59	22.81			22.81

(1)         Touchstone Advisors will bear 100% of the Reorganization expenses.  As a result there are no pro forma adjustments to net assets.

(2)         Pro forma shares outstanding have been adjusted for the accumulated change in the number of shares of the Small Company Fund’s shareholder accounts based on the relative value of each Fund’s net asset value per share.

THE FUND’S MANAGEMENT

Each Fund has the same investment advisor, sub-advisor, and portfolio manager.

Investment Advisor

Touchstone Advisors, Inc.

303 Broadway, Suite 1100, Cincinnati, Ohio 45202

Touchstone Advisors has been a SEC-registered investment advisor since 1994. As of September 30, 2013, it had approximately $18.9 billion in assets under management.

Touchstone Advisors is responsible for selecting each Fund’s sub-advisor(s), subject to approval by the Board. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

•                  level of knowledge and skill;

•                  performance as compared to its peers or benchmark;

•                  consistency of performance over 5 years or more;

•                  level of compliance with investment rules and strategies;

•                  employees;

•                  facilities and financial strength; and

•                  quality of service.

Touchstone Advisors will also continually monitor each sub-advisor’s performance through various analyses and through in-person, telephone, and written consultations with a sub-advisor. Touchstone Advisors discusses its expectations for performance with each sub-advisor and provides evaluations and recommendations to the Board, including whether or not a sub-advisor’s contract should be renewed, modified, or terminated.

The Securities and Exchange Commission (the “SEC”) has granted an exemptive order that permits TST and TGFT, as applicable, or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements, or amend existing sub-advisory agreements without first obtaining shareholder approval. A Fund must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with TST or TGFT, as applicable, or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Funds. Shareholders of a Fund will be notified of any changes in the Fund’s sub-advisory arrangements.  After the Reorganization, Touchstone Advisors and TFGT will continue to rely on this exemptive order.

Two or more sub-advisors may manage a Fund, with each managing a portion of the Fund’s assets. If a Fund has more than one sub-advisor, Touchstone Advisors allocates how much of a Fund’s assets are managed by each sub-advisor. Touchstone Advisors may change these allocations from time to time, often based upon the results of its evaluations of the sub-advisors.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to a sub-advisor, custodian, transfer agent, sub-administrative agent, or other parties.  For its services, Touchstone Advisors is entitled to receive an investment advisory fee from each Fund at an annualized rate based on the average daily net assets of the Fund. The annual fee rate below is the fee paid to Touchstone Advisors by each

Fund for the Fund’s most recent fiscal year end and is net of advisory fees waived by Touchstone Advisors, if any. Touchstone Advisors, not the Funds, pays sub-advisory fees to DRZ from its advisory fee.

Sub-Advisor and Portfolio Manager

DePrince, Race & Zollo, Inc.

250 Park Avenue South, Suite 250, Winter Park, FL 32789

DRZ, a SEC-registered investment advisor, serves as sub-advisor to both Funds.  As sub-advisor, DRZ makes investment decisions for the Funds and also ensures compliance with the Funds’ investment policies and guidelines.  As of September 30, 2013, DRZ had approximately $6.7 billion in assets under management.

Gregory T. Ramsby, Partner and Portfolio Manager, joined DRZ in 1996.  Prior to joining DRZ, Mr. Ramsby was employed at First Union Capital Management as an equity analyst and Associate Portfolio Manager.  Prior to that, he was an equity analyst at Nations Bank Investment Management.  Mr. Ramsby received his Bachelor of Science in Finance from Oglethorpe University and Masters of Business Administration from the University of Notre Dame.

Investment Advisory Fees

Pursuant to separate investment advisory agreements with Touchstone Advisors, each Fund pays an advisory fee of 0.90% of the average daily net assets of the Fund, which is computed and paid monthly.  Touchstone Advisors pays sub-advisory fees to DRZ out of this advisory fee.

Small Cap Value Fund’s Advisory and Sub-Advisory Agreement Approval

A discussion of the basis for the Board’s approval of the Small Company Fund’s advisory and sub-advisory agreements can be found in the TST March 31, 2013 Annual Report; a similar discussion for the Small Cap Value Fund can be found in the TFGT March 31, 2013 Semi-Annual Report.

Expense Limitation Agreement

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses to the extent necessary to ensure the Funds’ total annual operating expenses (excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses,” if any, and other extraordinary expenses not incurred in the ordinary course of business) do not exceed the contractual limits set forth below.  The contractual limits set forth below have been adjusted for each class of each Fund to include the effect of Rule 12b-1 fees, shareholder servicing fees, and other anticipated class specific expenses, if applicable. Fee waivers and expense reimbursements are calculated and applied monthly, based on each Fund’s average net assets during such month.  The terms of Touchstone Advisors’ expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or reimbursed expenses for a Fund.  No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

FUND	EXPENSE LIMIT	TERMINATION DATE
Small Company Fund
Class A	1.38%	July 29, 2014
Class C	2.13%	July 29, 2014
Class Y	1.13%	July 29, 2014
Institutional Class	0.98%	July 29, 2014
Small Cap Value Fund
Class A	1.38%	March 23, 2015
Class C	2.13%	March 23, 2015
Class Y	1.13%	March 23, 2015
Institutional Class	0.98%	March 23, 2015

CHOOSING A CLASS OF SHARES

Share Class Offerings. Each Fund offers Classes A, C, and Y shares and Institutional Class shares. Each class of shares has different sales charges and distribution fees.  The amount of sales charges and distribution fees you pay will depend on which class of shares you decide to purchase.

Class A Shares

The offering price of Class A shares of each Fund is equal to its net asset value (“NAV”) plus a front-end sales charge that you pay when you buy your shares.  The front-end sales charge is generally deducted from the amount of your investment.  Class A shares are subject to a Rule 12b-1 distribution fee of up to 0.25% of the Fund’s average daily net assets allocable to Class A shares.

Class A Sales Charge.  The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares for the Funds. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted.  Note that the front-end sales charge gets lower as your investment amount gets larger.

Amount of Your Investment	Sales Charge as % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance as Percentage of Offering Price
Under $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	3.50%	3.63%	2.75%
$250,000 but less than $500,000	2.95%	3.04%	2.25%
$500,000 but less than $1 million	2.25%	2.30%	1.75%
$1 million or more	0.00%	0.00%	None

Waiver of Class A Sales Charge. Purchases in the amount of $1 million or more Class A shares are not subject to a front-end sales charge and are sold at NAV. For these purchases, Touchstone Securities, Inc. (“Touchstone Securities”) may pay your financial intermediary a distribution-related commission associated with such sale of up to 1.00%. In the event that Touchstone Securities paid such a commission to your financial intermediary, a CDSC of up to 1.00% may be charged on redemptions made within one year of your purchase. With respect to Class A shares, the percentage of the CDSC is based on the commission that was paid to your financial intermediary.  For more information on the CDSC, please see the section entitled “Contingent Deferred Sales Charge (“CDSC”)” in each Fund’s Prospectus.

Class C Shares

Class C shares are sold at NAV, without an initial sales charge, and are subject to a CDSC of 1.00% on redemptions of Class C shares made within one year of their purchase.  The CDSC will be a percentage of the dollar amount of shares redeemed and will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the Class C shares being redeemed, or (2) the NAV of such Class C shares being redeemed.  A CDSC will not be imposed upon redemptions of Class C shares held for at least one year.

Class C shares are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets allocable to Class C shares.  Touchstone Securities intends to pay a commission of 1.00% of the purchase amount to your broker at the time you purchase Class C shares. For more information on the CDSC, please see the section entitled “Contingent Deferred Sales Charge (“CDSC”)” in each Fund’s Prospectus.

Class Y Shares

Class Y shares of the Funds are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Funds.  Class Y shares are not subject to a 12b-1 fee or CDSC. Class Y shares may be available through financial institutions that have appropriate selling agreements with Touchstone Securities, or through “processing organizations” (e.g., mutual fund supermarkets) that purchase shares for their customers.

Institutional Class Shares

Institutional Class shares are sold at NAV, without an initial sales charge and are not subject to a Rule 12b-1 fee or CDSC, but are subject to higher initial investment requirements than other classes of shares of a Fund.  Institutional Class shares are offered through certain broker-dealers or financial institutions that have distribution agreements with Touchstone Securities.

Buying and Selling Fund Shares

Each Fund has the same minimum investment requirements, which are set forth in the chart below.

Minimum Investment Requirements

	Classes A, C, and Y
	Initial Investment	Additional Investment
Regular Account	$2,500	$50
Retirement Account or Custodial Account under the Uniform Gifts/Transfers to Minors Act	$1,000	$50
Investments through the Automatic Investment Plan	$100	$50

	Institutional
	Initial Investment	Additional Investment
Regular Account	$500,000	$50

You may buy and sell shares in the Funds on a day when the New York Stock Exchange is open for trading.  Classes A and C shares may be purchased and sold directly from Touchstone Securities or through your financial advisor. Class Y shares are available only through your financial institution.  Institutional Class shares are available through Touchstone Securities or your financial institution. The Funds’ shares may be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions.  Payments for redemptions of shares of the Funds are sent within seven days (normally within 3 business days) after receipt of a proper redemption request.  The Funds reserve the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash.  In kind redemptions are taxable to you for federal income tax purposes in the same manner as cash redemptions.  For more information about buying and selling shares see the section “Investing with Touchstone” of each Fund’s Prospectus or call 1.800.543.0407.

Exchange Privileges of the Funds

Each Fund has the same exchange privileges.  The Funds are subject to the exchange privileges listed below.

•                  Class A shares may be exchanged into Class A shares of any other Touchstone Fund at NAV and may be exchanged into any Touchstone money market fund, except the Institutional Class shares of the Touchstone Institutional Money Market Fund and the Touchstone Ohio Tax-Free Money Market Fund.

•                  Class C shares may be exchanged into Class C shares of any other Touchstone Fund and may be exchanged into any Touchstone money market fund, except the Institutional Class shares of the Touchstone Institutional Money Market Fund and the Touchstone Ohio Tax-Free Money Market Fund.

•                  Class Y shares and Institutional Class shares of the Fund are exchangeable for Class Y shares and Institutional Class shares of any other Touchstone Fund, respectively, as long as investment minimums and proper selling agreement requirements are met.

•                  Classes A, C, and Y shareholders who are eligible to invest in Institutional Class shares may exchange their Classes A, C, and Y shares for Institutional Class shares of the same Fund, if offered in their state and such an exchange can be accommodated by their financial institution or financial intermediary.

•                  You do not have to pay any exchange fee for your exchange, but if you exchange from a fund with a lower load schedule to a fund with a higher load schedule you may be charged the load differential.

•                  Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange.  However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the exchanged shares.  For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

•                  If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.

•                  If you purchased Class A shares for $1 million or more at NAV and compensation was paid to a dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares.  However, if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.

•                  You should carefully review the disclosure provided in the prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

•                  You may realize taxable gain if you exchange shares of a Fund for shares of another fund.

Distribution Policy

After the Reorganization, shareholders of the Small Company Fund who have elected to have their dividends or distributions reinvested will have dividends or distributions received from the Small Cap Value Fund reinvested in the same class of shares of the Small Cap Value Fund as they owned in the Small Company Fund.  Shareholders of the Small Company Fund who have elected to receive dividends or distributions in cash will receive dividends or distributions from the Small Cap Value Fund in cash after the Reorganization, although they may, after the Reorganization, elect to have both dividends and distributions reinvested in additional shares of the Small Cap Value Fund.

The Funds have each qualified and intend to remain qualified (for the Small Company Fund, through the Closing Date) to be treated as a regulated investment company under the Code.  To remain qualified as a regulated investment company, a Fund must, among other things, distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the Code.  While so qualified, so long as a Fund distributes all of its investment company taxable income (determined without regard to the deduction or dividends paid) and net tax-exempt income and any realized net capital gains to its shareholders of record, it is expected that the Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Rule 12b-1 Distribution Plans.  Each Fund offering Classes A and C shares has adopted distribution plans under Rule 12b-1 of the 1940 Act.  The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders.  Under the Class A plan, the Funds pay an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares.  Under the Class C plan, the Funds pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).  Because these fees are paid out of a Fund’s assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges. Class Y shares and Institutional Class shares are not subject to a fee pursuant to a Rule 12b-1 plan. For more information on these plans, please see the section entitled “Rule 12b-1 Distribution Plans” in each Fund’s Prospectus.

INFORMATION ON SHAREHOLDERS’ RIGHTS

The following is a comparison of certain important provisions of the governing instruments and governing laws of the Funds, but is not a complete description.  Further information about each Fund’s governance structure is contained in each Fund’s SAI and its governing documents, which are on file with the SEC.

Organization and Governing Law.  Each Fund is governed by its Declaration of Trust (each a “Declaration”) and its By-Laws, both as amended, restated, or supplemented from time to time. Each Fund and its business and affairs are managed under the supervision of its Board.  Each Fund is subject to the federal securities laws, including the 1940 Act, and the rules and regulations promulgated by the SEC.  The Small Company Fund is a series of TST, a Massachusetts business trust; the Small Cap Fund is a series of TFGT, a Delaware statutory trust.

Shares. When issued and paid for in accordance with the prospectuses, shares of both Funds are fully paid and non-assessable, having no preemptive or subscription rights and are freely transferable.  Each share of a Fund represents an equal interest in such Fund.  Shares of each Fund are entitled to receive their pro rata share of distributions of income and capital gains, if any, made with respect to that Fund as are declared by the Board, although such distributions may vary in amount among the classes of a Fund to reflect class-specific expenses.  Such distributions may be in cash, in kind, or in additional Fund shares.  In any liquidation of a Fund, each shareholder is entitled to receive his or her pro rata share of the net assets of the Fund, after satisfaction of all outstanding liabilities and expenses of the Fund.

Shareholder Meetings and Rights of Shareholders to Call a Meeting.  The Funds are not required to hold annual shareholder meetings under Delaware or Massachusetts law or their governing instruments.  The governing instruments of the Funds generally provide that a meeting of shareholders may be called at any time by the Board, the Chair of the Board, or by the President of the Funds. The governing instruments of the Funds provide that a special meeting of shareholders may be called for the purpose of voting on the removal of any Trustee upon the written request of shareholders.

Submission of Shareholder Proposals.  The Funds do not have provisions in their governing instruments requiring that a shareholder provide notice to the Funds in advance of a shareholder meeting to enable the shareholder to present a proposal at such meeting, although the federal securities laws, which apply to the Funds, require that certain conditions be met to present any proposals at shareholder meetings.

Quorum.  The governing instruments of TFGT and TST provide that a quorum will exist if shareholders of 40 and 50 percent respectively of the outstanding shares entitled to vote are present at the meeting in person or by proxy.

Number of Votes.  The governing instruments provide that each shareholder is entitled to one vote for each whole share that they hold and a fractional vote for each fractional share that they hold.  The governing instruments do not provide for cumulative voting.

Right to Vote.  The 1940 Act provides that shareholders of each Fund have the power to vote with respect to certain matters:  specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution (under certain circumstances), and amendments to fundamental policies, objectives, or restrictions.  Shareholders of each Fund also have the right to vote on certain matters affecting the Fund or a particular share class thereof under their governing instruments and applicable state law.  The following summarizes the matters on which Fund shareholders have a right to vote and the minimum shareholder vote required to approve the matter.  For matters on which shareholders of a Fund do not have a right to vote, the Board of the Fund may nonetheless determine to submit the matter to shareholders for approval.  Where referenced below, the phrase “vote of a majority of the outstanding shares” means the vote required by the 1940 Act, which is the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares entitled to vote are present or represented by proxy; or (b) more than 50% of the outstanding shares entitled to vote.

Election and Removal of Trustees.  The shareholders of the Funds are entitled to vote for the election and the removal of Trustees.  The Trustees are elected by a plurality vote (i.e., the nominees receiving the greatest number of votes are elected).  Any trustee may be removed by a vote of two-thirds of the outstanding shares of TST or TFGT, as applicable.

Amendment of Governing Instruments.  Generally, the Board has the right to amend, from time to time, a Declaration and By-Laws.  Shareholders have the right to vote on any amendment to a Declaration that would adversely affect their rights as shareholders.  Any such amendment requires the vote of a majority of the outstanding shares entitled to vote.

Mergers and Reorganizations.  The Declaration of TST and TFGT each provides that any series may be merged into another fund by vote of a majority of the Trustees of TST or TFGT, as applicable, without the approval of shareholders.

Liquidation of a Fund.  The Board may liquidate a Fund by written notice to the shareholder of such Fund.

Indemnification.  Each Declaration generally provides for the indemnification of TST or TFGT’s Trustees, as applicable, and officers against all liabilities and expenses incurred by any Trustee or officer in connection with any proceeding in which such person is made a party or otherwise or is threatened to be made a party by reason of being or having held such position with the applicable Fund, except with respect to any matter arising from his or her own disqualifying conduct. Such rights to indemnification are not exclusive and do not affect any other rights the Trustee or officer may have, including under any liability insurance policy.

Shareholder Information.  Exhibit C to this Prospectus/Information Statement lists the name, address, and percent ownership of each person who, as of November 30, 2013, to the knowledge of the Small Company Fund, owned 5% or more of the outstanding shares of a class of the Small Company Fund and a list of such information for each person who, as of that date, to the knowledge of the Small Cap Value Fund, owned 5% or more of the outstanding shares of a class of the Small Cap Value Fund.

FINANCIAL STATEMENTS AND EXPERTS

The Annual Reports with respect to the Funds have been incorporated by reference into this Prospectus/Information Statement in reliance upon the reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm for the Small Company Fund, and Ernst & Young LLP, the independent registered public accounting firm for the Small Cap Value Fund, given on their authority as experts in accounting and auditing. The Semi-Annual Report with respect to the Small Company Fund has also been incorporated by reference into this Prospectus/Information Statement.

LEGAL MATTERS

Certain legal matters in connection with the issuance of the Small Cap Value Fund’s shares will be passed upon by Vedder Price P.C., located at 222 N. LaSalle Street, Chicago, IL 60601.

ADDITIONAL INFORMATION

TST and TFGT are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC’s Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years or since commencement of operations, as applicable, and for the six months ended September 30, 2013 for the Small Company Fund.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.  This information, with respect to the Small Company Fund (with the exception of the information for the six months ended September 30, 2013), has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report.  This information, with respect to the Small Cap Value Fund, has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report.  You can obtain the annual report (or semi-annual report for the Small Company Fund) at no charge by calling 1.800.543.0407 or by downloading a copy from the Touchstone Investments website at: www.TouchstoneInvestments.com/home/formslit.  The annual and semi-annual reports have been incorporated by reference into the SAI.

Touchstone Small Cap Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Year Ended September 30,	Period Ended September 30,
2013	2012	2011(A)(B)
Net asset value at beginning of period	$18.33	$13.85	$17.36
Income (loss) from investment operations:
Net investment income	0.41	0.21	(C)	0.22
Net realized and unrealized gains (losses) on investments	4.45	4.60	(3.57)
Total from investment operations	4.86	4.81	(3.35)
Distributions from:
Net investment income	(0.40)	(0.33)	(0.16)
Net asset value at end of period	$22.79	$18.33	$13.85
Total return(D)	26.82%	34.87%	(19.37	)%(E)
Ratios and supplemental data:
Net assets at end of period (000’s)	$34,826	$32,115	$37,385
Ratio to average net assets:
Net expenses	1.43%	1.43%	1.43	%(F)
Gross expenses	1.78%	1.77%	1.72	%(F)
Net investment income	1.98%	1.26%	1.97	%(F)
Portfolio turnover rate	98%	109%	206	%(E)

(A) Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.

(B) Effective June 10, 2011, Class Z shares converted to Class A shares.

(C) The net investment income per share is based on average shares outstanding for the period.

(D) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E) Not annualized.

(F) Annualized.

Touchstone Small Cap Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Year Ended September 30,	Period Ended September 30,
2013	2012	2011(A)
Net asset value at beginning of period	$18.23	$13.82	$17.36
Income (loss) from investment operations:
Net investment income	0.29	0.09	(B)	0.09
Net realized and unrealized gains (losses) on investments	4.39	4.58	(3.50)
Total from investment operations	4.68	4.67	(3.41)
Distributions from:
Net investment income	(0.30)	(0.26)	(0.13)
Net asset value at end of period	$22.61	$18.23	$13.82
Total return(C)	25.90%	33.95%	(19.77	)%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$841	$104	$2
Ratio to average net assets:
Net expenses	2.18%	2.18%	2.18	%(E)
Gross expenses	5.19%	28.35%	342.41	%(E)
Net investment income	1.23%	0.51%	0.95	%(E)
Portfolio turnover rate	98%	109%	206	%(D)

(A) Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D) Not annualized.

(E) Annualized.

Touchstone Small Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Year Ended September 30,	Period Ended September 30,
2013	2012	2011(A)
Net asset value at beginning of period	$18.36	$13.89	$17.36
Income (loss) from investment operations:
Net investment income	0.48	0.26	(B)	0.71
Net realized and unrealized gains (losses) on investments	4.44	4.59	(4.00)
Total from investment operations	4.92	4.85	(3.29)
Distributions from:
Net investment income	(0.46)	(0.38)	(0.18)
Net asset value at end of period	$22.82	$18.36	$13.89
Total return	27.11%	35.19%	(19.10	)%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$769	$222	$2
Ratio to average net assets:
Net expenses	1.18%	1.18%	1.18	%(D)
Gross expenses	3.45%	22.47%	70.29	%(D)
Net investment income	2.23%	1.51%	2.05	%(D)
Portfolio turnover rate	98%	109%	206	%(C)

(A) Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Not annualized.

(D) Annualized.

Touchstone Small Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Year Ended September 30,	Period Ended September 30,
2013	2012	2011(A)
Net asset value at beginning of period	$18.35	$13.86	$17.36
Income (loss) from investment operations:
Net investment income	0.48	0.29	(B)	0.20
Net realized and unrealized gains (losses) on investments	4.47	4.60	(3.51)
Total from investment operations	4.95	4.89	(3.31)
Distributions from:
Net investment income	(0.49)	(0.40)	(0.19)
Net asset value at end of period	$22.81	$18.35	$13.86
Total return	27.30%	35.56%	(19.23	)%(C)
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,665	$1,160	$741
Ratio to average net assets:
Net expenses	1.03%	1.03%	1.03	%(D)
Gross expenses	1.83%	1.87%	3.59	%(D)
Net investment income	2.38%	1.66%	2.12	%(D)
Portfolio turnover rate	98%	109%	206	%(C)

(A) Represents the period from commencement of operations (March 1, 2011) through September 30, 2011.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Not annualized.

(D) Annualized.

Touchstone Small Company Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Eight
Ended	Months
September 30,	Ended
2013	March 31,	Year Ended July 31
(Unaudited)	2013(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$17.69	$17.80	$19.43	$16.15	$13.33	$16.84	$20.09
Income (loss) from investment operations:
Net investment income	0.19	0.15	(B)	0.11	(B)	0.08	(B)	0.06	(B)	0.18	(B)	0.14	(B)
Net realized and unrealized gains (losses) on investments	1.60	3.11	(0.66)	3.23	2.83	(3.51)	(0.90)
Total from investment operations	1.79	3.26	(0.55)	3.31	2.89	(3.33)	(0.76)
Distributions from:
Net investment income	(0.18)	(0.38)	(0.02)	(0.03)	(0.07)	(0.18)	(0.12)
Realized capital gains	—	(2.99)	(1.06)	—	—	—	(2.37)
Total distributions	(0.18)	(3.37)	(1.08)	(0.03)	(0.07)	(0.18)	(2.49)
Net asset value at end of period	$19.30	$17.69	$17.80	$19.43	$16.15	$13.33	$16.84
Total return(C)	10.14	%(D)	20.74	%(D)	(2.65)%	20.52%	21.69%	(19.56)%	(3.95)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$2,522	$2,676	$2,114	$1,980	$2,241	$1,275	$1,682
Ratio to average net assets:
Net expenses	1.20	%(E)	1.20	%(E)	1.24%	1.36%	1.41%	1.45%	1.45%
Gross expenses	2.55	%(E)	2.72	%(E)	1.66%	1.60%	1.56%	1.55%	1.50%
Net investment income	1.98	%(E)	1.30	%(E)	0.63%	0.43%	0.39%	1.42%	0.77%
Portfolio turnover rate	48	%(D)	155	%(D)	62%	93%	65%	68%	60%

(A) The Fund changed its fiscal year end from July 31 to March 31.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D) Not annualized.

(E) Annualized.

Touchstone Small Company Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months	Eight
	Ended	Months
	September 30,	Ended
	2013	March 31,		Year Ended July 31
	(Unaudited)	2013(A)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$16.49	$16.67		$18.38		$15.37		$12.73		$16.07		$19.31
Income (loss) from investment operations:
Net investment income (loss)	0.11	0.06	(B)	(0.02	)(B)	(0.07	)(B)	(0.06	)(B)	0.08	(B)	—	(B)(C)
Net realized and unrealized gains (losses) on investments	1.49	2.91		(0.63)		3.08		2.70		(3.33)		(0.87)
Total from investment operations	1.60	2.97		(0.65)		3.01		2.64		(3.25)		(0.87)

	Six Months		Eight
	Ended		Months
	September 30,		Ended
	2013		March 31,		Year Ended July 31
	(Unaudited)		2013(A)		2012	2011	2010	2009	2008
Distributions from:
Net investment income	(0.10)		(0.16)		—	—	—	(0.09)	—
Realized capital gains	—		(2.99)		(1.06)	—	—	—	(2.37)
Total distributions	(0.10)		(3.15)		(1.06)	—	—	(0.09)	(2.37)
Net asset value at end of period	$17.99		$16.49		$16.67	$18.38	$15.37	$12.73	$16.07
Total return(D)	9.70	%(E)	20.26	%(E)	(3.39)%	19.58%	20.83%	(20.17)%	(4.74)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,386		$1,315		$1,557	$1,802	$828	$399	$384
Ratio to average net assets:
Net expenses	1.95	%(F)	1.95	%(F)	1.99%	2.11%	2.16%	2.20%	2.20%
Gross expenses	3.53	%(F)	3.63	%(F)	2.41%	2.35%	2.31%	2.30%	2.25%
Net investment income (loss)	1.23	%(F)	0.55	%(F)	(0.11)%	(0.39)%	(0.37)%	0.68%	0.01%
Portfolio turnover rate	48	%(E)	155	%(F)	62%	93%	65%	68%	60%

(A) The Fund changed its fiscal year end from July 31 to March 31.

(B) The net investment income per share is based on average shares outstanding for the period.

(C) Less than $0.005 per share.

(D) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E) Not annualized.

(F) Annualized.

Touchstone Small Company Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months	Eight
Ended	Months
September 30,	Ended
2013	March 31,	Year Ended July 31
(Unaudited)	2013(A)(B)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$17.97	$18.04	$19.67	$16.34	$13.48	$17.04	$20.29
Income (loss) from investment operations:
Net investment income	0.21	0.19	(C)	0.16	(C)	0.13	(C)	0.11	(C)	0.21	(C)	0.19	(C)
Net realized and unrealized gains (losses) on investments	1.63	3.15	(0.67)	3.27	2.85	(3.55)	(0.91)
Total from investment operations	1.84	3.34	(0.51)	3.40	2.96	(3.34)	(0.72)
Distributions from:
Net investment income	(0.22)	(0.42)	(0.06)	(0.07)	(0.10)	(0.22)	(0.16)
Realized capital gains	—	(2.99)	(1.06)	—	—	—	(2.37)
Total distributions	(0.22)	(3.41)	(1.12)	(0.07)	(0.10)	(0.22)	(2.53)
Net asset value at end of period	$19.59	$17.97	$18.04	$19.67	$16.34	$13.48	$17.04
Total return	10.30	%(D)	20.99	%(D)	(2.42)%	20.80%	22.00%	(19.32)%	(3.68)%
Ratios and supplemental data:
Net assets at end of period (000’s)	$6,313	$5,953	$48,677	$60,170	$59,572	$65,235	$86,463

	Six Months		Eight
	Ended		Months
	September 30,		Ended
	2013		March 31,		Year Ended July 31
	(Unaudited)		2013(A)(B)		2012	2011	2010	2009	2008
Ratio to average net assets:
Net expenses	0.95	%(E)	0.95	%(E)	0.99%	1.11%	1.16%	1.20%	1.19%
Gross expenses	1.68	%(E)	1.76	%(E)	1.41%	1.35%	1.31%	1.30%	1.24%
Net investment income	2.23	%(E)	1.55	%(E)	0.89%	0.68%	0.67%	1.68%	1.05%
Portfolio turnover rate	48	%(D)	155	%(D)	62%	93%	65%	68%	60%

(A) Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.

(B) The Fund changed its fiscal year end from July 31 to March 31.

(C) The net investment income per share is based on average shares outstanding for the period.

(D) Not annualized.

(E) Annualized.

Touchstone Small Company Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months Ended September 30, 2013 (Unaudited)		Period Ended March 31, 2013(A)(B)
Net asset value at beginning of period	$17.96		$19.26
Income (loss) from investment operations:
Net investment income	0.22		0.19	(C)
Net realized and unrealized gains on investments	1.62		1.95
Total from investment operations	1.84		2.14
Distributions from:
Net investment income	(0.21)		(0.45)
Realized capital gains	—		(2.99)
Total distributions	(0.21)		(3.44)
Net asset value at end of period	$19.59		$17.96
Total return	10.30	%(D)	13.43	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$29,561		$28,637
Ratio to average net assets:
Net expenses	0.85	%(E)	0.85	%(E)
Gross expenses	1.29	%(E)	1.39	%(E)
Net investment income	2.33	%(E)	1.65	%(E)
Portfolio turnover rate	48	%(D)	155	%(D)

(A) The Fund changed its fiscal year end from July 31 to March 31.

(B) The Fund began issuing Institutional Class shares on September 10, 2012.

(C) The net investment income per share is based on average shares outstanding for the period.

(D) Not annualized.

(E) Annualized.

EXHIBIT A: AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of November 22, 2013, between Touchstone Small Cap Value Fund (the “Acquiring Fund”), a series of Touchstone Funds Group Trust (“TFGT”), a Delaware statutory trust, Touchstone Small Company Value Fund (the “Acquired Fund, and collectively with the Acquiring Fund, the “Funds”), a series of the Touchstone Strategic Trust (“TST,” and collectively with TFGT, the “Trusts”), a Massachusetts business trust, and Touchstone Advisors, Inc. (for purposes of paragraph 9.1 only).  Both Trusts have their principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

WHEREAS, the reorganization (the “Reorganization”) will consist of (i) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for voting shares of beneficial interest, with $0.01 par value, of the Acquiring Fund (the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; and (ii) the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions in this Agreement.  The parties intend that this Agreement be a plan of reorganization and that the Reorganization shall qualify as a reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “IRS Code”).

WHEREAS, the Acquired Fund and the Acquiring Fund are each a separate investment series of an open-end registered management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Acquired Fund owns securities that generally are assets of the type and character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquired Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

WHEREAS, the Board of Trustees of TFGT, including a majority of the Trustees who are not “interested persons” of TFGT, as defined in the 1940 Act, has determined that the Reorganization will be in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund will not be diluted in value as a result of the Reorganization;

WHEREAS, the Board of Trustees of TST, including a majority of the Trustees who are not “interested person” of TST, as defined in the 1940 Act, has determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the shareholders of the Acquired Fund will not be diluted in value as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements in this Agreement, the parties covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR

THE ACQUIRING FUND SHARES AND ASSUMPTION OF ACQUIRED FUND

LIABILITIES AND LIQUIDATION OF THE ACQUIRED FUND

1.1          THE EXCHANGE.  Subject to the terms and conditions of this Agreement and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund’s assets as set forth in paragraph 1.2 to the Acquiring Fund.  The Acquiring Fund agrees in exchange for the Acquired Fund’s assets (i) to deliver to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Acquired Fund, as set forth in paragraph 1.3.  Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

1.2          ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures, and dividends or interest receivables, that is owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund as of the Closing (as defined below).

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date thereof.  The Acquired Fund represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses.  The Acquired Fund reserves the right to sell any securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3          LIABILITIES TO BE ASSUMED.  The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date.  The Acquiring Fund shall assume all of the Acquired Fund’s liabilities and obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence as of the Closing.

1.4          LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing as is practicable (the “Liquidation Date”), (a) the Acquired Fund will liquidate and distribute pro rata to the Acquired Fund’s shareholders of record, determined as of the Closing (the “Acquired Fund Shareholders”), the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will proceed to terminate as set forth in paragraph 1.8 below.  Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such shareholders.  All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5          OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Information Statement on Form N-14 (the “Prospectus/Information Statement”), which will be distributed to shareholders of the Acquired Fund as described in paragraph 4.1(p).

1.6          TRANSFER TAXES.  Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7          REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Closing Date and such later date on which the Acquired Fund is terminated.

1.8          TERMINATION.  The Trust shall take all necessary and appropriate steps under applicable law to terminate the Acquired Fund promptly following the Closing and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1          VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day preceding the Closing Date (the “Valuation Date”), using the valuation procedures set forth in TST’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2          VALUATION OF SHARES.  The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share of the Acquiring Fund computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in TFGT’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information.

2.3          SHARES TO BE ISSUED.  The number of full and fractional Acquiring Fund Shares to be issued in exchange for the Acquired Fund’s net assets shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Acquiring Fund on the Valuation Date, determined in accordance with paragraph 2.2.

Shareholders of record of Class A Shares of the Acquired Fund at the Closing shall be credited with full and fractional Class A Shares of the Acquiring Fund.  Shareholders of record of Class C Shares of the Acquired Fund at the Closing shall be credited with full and fractional Class C Shares of the Acquiring Fund.  Shareholders of record of Class Y Shares of the Acquired Fund at the Closing shall be credited with full and fractional Class Y Shares of the Acquiring Fund.  Shareholders of record of Institutional Class Shares of the Acquired Fund at the Closing shall be credited with full and fractional Institutional Class Shares of the Acquiring Fund.

2.4          DETERMINATION OF VALUE.  All computations of value shall be made by BNY Mellon Investment Servicing (US) Inc., the Acquiring Fund’s and the Acquired Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1          CLOSING DATE. The closing of the Reorganization (the “Closing”) shall take place on or about March 25, 2014 or such other date as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided.  The Closing shall be held as of 8:00 a.m. Eastern Standard Time at the offices of TST, or at such other time or place as the parties may agree.

3.2          EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that an accurate determination of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.3          TRANSFER AGENT’S CERTIFICATE.  The Acquired Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent, to issue and deliver, to the Secretary of TST a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each Fund shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts, and other documents as such other Fund or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1          REPRESENTATIONS OF THE ACQUIRED FUND.  The Acquired Fund represents and warrants to the Acquiring Fund as follows:

(a)           The Acquired Fund is a separate investment series of TST, a business trust duly organized, validly existing, and in good standing under the laws of Massachusetts.

(b)           The Acquired Fund is a separate investment series of TST, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act, is in full force and effect.

(c)           The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), the 1940 Act, and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)           The Acquired Fund is not, and the execution, delivery, and performance of this Agreement will not result, in violation of any provision of TST’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)           The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3.

(f)            Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the Reorganization. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization.

(g)           The audited financial statements of the Acquired Fund dated March 31, 2013 and the unaudited financial statements of the Acquired Fund dated September 30, 2013 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(h)           Since September 30, 2013, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i)            At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such date shall have been filed and are complete and correct in all material respects, and all federal and other taxes required to be shown on said returns and reports shall have been paid, or provision shall have been made for their payment.  To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)            For each fiscal year of its operation, including, without limitation the year ending on the Closing Date, the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.

(k)           The Acquired Fund is not under the jurisdiction of a court in a “Title 11 or similar case” (within the meaning of Section 368(a)(3)(A) of the IRS Code).

(l)            All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

(m)          At the Closing, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

(n)           The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(o)           The information furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(p)           The Acquired Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of the Prospectus/Information Statement, all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the “Registration Statement”), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the 1940 Act in connection with the Reorganization.  The Prospectus/Information Statement included in the Registration Statement (other than information that relates to the Acquiring Fund and any other fund described other than the Acquired Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

4.2          REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

(a)           The Acquiring Fund is a separate investment series of TFGT, a statutory trust duly organized, validly existing, and in good standing under the laws of Delaware.

(b)           The Acquiring Fund is a separate investment series of TFGT, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)           The current prospectus and statement of additional information, as of the date of the Prospectus/Information Statement, of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements, in light of the circumstances under which they were made, not misleading.

(d)           The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of TFGT’s Declaration of Trust or By-Laws, or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)           Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the Reorganization.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the Reorganization.

(f)            The audited financial statements of the Acquiring Fund dated September 30, 2013 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

(g)           Since September 30, 2013, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)           At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed and are complete and correct in all material respects, and all federal and other taxes required to be shown on said returns and reports shall have been paid or provision shall have been made for their payment.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i)            For each fiscal year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment income and realized capital gains.  In addition, the Acquiring Fund will satisfy each of the foregoing with respect to its taxable year that includes the Closing Date.

(j)            All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable.  The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

(k)           The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(l)            The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

(m)          The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the Reorganization is accurate and complete in all material respects and complies in all material respects with applicable federal securities and other laws and regulations.

(n)           The Prospectus/Information Statement included in the Registration Statement (only as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(o)           The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1          OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

5.2          INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued are not being acquired for the purpose of making any distribution other than in accordance with the terms of this Agreement.

5.3          ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.4          FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the Reorganization, including any actions required to be taken after the Closing Date.

5.5          TAX-FREE REORGANIZATION.  It is the intention of the parties that the transaction contemplated by this Agreement with respect to the Acquired Fund and the Acquiring Fund will qualify as a reorganization within the meaning of Section 368(a) of the IRS Code.  Except as otherwise expressly provided in this Agreement, none of the Trusts, the Acquired Fund, or the Acquiring Fund shall take any action or cause any action to be taken (including without limitation the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code.  At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Vedder Price P.C. to render the tax opinion contemplated in this Agreement.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to consummate the Reorganization shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it on or before the Closing Date, and, in addition, the following further condition:

6.1          All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing Date with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by TFGT’s President or Vice President, in form and substance reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the Reorganization shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it on or before the Closing Date and, in addition, the following conditions:

7.1          All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct as of the date of this Agreement and as of the Closing Date with the same force and effect as if made on and as of the Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by TST’s President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2          The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING

FUND AND THE ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other Fund shall, at its option, not be required to consummate the Reorganization:

8.1          On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit, or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the Reorganization.

8.2          All required consents of other parties and all other consents, orders, and permits of federal, state, and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the Reorganization shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party may for itself waive any of such conditions.

8.3          The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act.

8.4          The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Acquired Fund’s shareholders all of the Acquired Fund’s investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), all of the Acquired Fund’s net tax exempt income for all taxable periods ending on or before the Closing Date and all of the net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carryforward).

8.5          Each of the Acquiring Fund and the Acquired Fund shall have received a favorable opinion of Vedder Price P.C. substantially to the effect that, for federal income tax purposes:

(a)           The transfer by the Acquired Fund of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund, followed by the pro rata, by class, distribution of all the Acquiring Fund Shares so received by the Acquired Fund to the Acquired Fund’s shareholders of record in complete liquidation of the Acquired Fund as soon as practicable thereafter, will constitute a “reorganization” within the meaning of Section 368(a) of the IRS Code and the Acquiring Fund and the Acquired Fund will each be “a party to a reorganization,” within the meaning of Section 368(b) of the IRS Code, with respect to the Reorganization.

(b)           No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

(c)           No gain or loss will be recognized by the Acquired Fund upon the transfer of all its assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares so received to the Acquired Fund’s shareholders solely in exchange for such shareholders’ shares of the Acquired Fund in complete liquidation of the Acquired Fund.

(d)           No gain or loss will be recognized by the Acquired Fund’s shareholders upon the exchange, pursuant to the Reorganization, of all their shares of the Acquired Fund solely for Acquiring Fund Shares.

(e)           The aggregate basis of the Acquiring Fund Shares received by each Acquired Fund shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Acquired Fund shares exchanged therefor by such shareholder.

(f)            The holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder in the Reorganization will include the period during which the shares of the Acquired Fund exchanged therefor were held by such shareholder, provided such Acquired Fund shares were held as capital assets at the effective time of the Reorganization.

(g)           The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets in the hands of the Acquired Fund immediately before the effective time of the Reorganization.

(h)           The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on the Acquired Fund, the Acquiring Fund or any Acquired Fund shareholder with respect to any asset (including without limitation any stock held in a passive foreign investment company as defined in Section 1297(a) of the IRS Code) as to which any unrealized gain or loss is required to be recognized under federal income tax principles (i) at the end of a taxable year or upon the termination thereof, or (ii) upon the transfer of such asset regardless of whether such transfer would otherwise be a non-taxable transaction under the IRS Code, or (2) any other federal tax issues (except those set forth above) and all state, local, or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions, limitations, and such representations as Vedder Price P.C. may reasonably request.  The Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

ARTICLE IX

EXPENSES

9.1          Except as otherwise provided, all expenses of the Reorganization incurred by the Acquired Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne by Touchstone Advisors, Inc., the investment advisor to the Trusts.  Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in each state in which the Acquired Fund Shareholders are residents as of the date of the mailing of the Prospectus/Information Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; and (g) legal fees.

9.2          Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Acquired Fund or the Acquiring Fund, as the case may be, as a regulated investment company within the meaning of Section 851 of the IRS Code.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1        The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty, or covenant not set forth in this Agreement and that this Agreement constitutes the entire agreement between the Funds.

10.2        The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the Reorganization.

ARTICLE XI

TERMINATION

11.1        This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either the Acquiring Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing because:

(a)           of a breach by the other of any representation, warranty, or agreement contained in this Agreement to be performed at or prior to the Closing Date, if not cured within 30 days; or

(b)           a condition in this Agreement expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

11.2        In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, the Trusts, or their Trustees or officers, to the other party, but Touchstone Advisors, Inc. shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

ARTICLE XII

AMENDMENTS

12.1        This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trusts.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;

LIMITATION OF LIABILITY

13.1        The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2        This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3        This Agreement shall be governed by and construed in accordance with the laws of the State of Massachusetts, without giving effect to the conflicts of laws provisions of that state.

13.4        This Agreement shall bind and inure to the benefit of the Funds and their respective successors and assigns, but no assignment, transfer, or any rights or obligations of this Agreement shall be made by any Fund without the written consent of the other Fund.  Nothing in this Agreement expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

13.5        With respect to the Trusts, the names used in this Agreement refer respectively to the Trusts and their respective series subject to the Reorganization and, as the case may be, the Trustees, as trustees but not individually or personally, acting in the case of TGFT under organizational documents filed in Massachusetts, which are referred to and are also on file at the principal offices of such Trust, or acting in the case of TST under organizational documents which are on file at the principal office of such Trust.  The obligations of the Trusts entered into in the name or on behalf of any of the Trustees, representatives, or agents of the Trusts, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders, or representatives of the Trusts personally, but bind only the property of each Fund, as applicable, and all persons dealing with the Acquired Fund or the Acquiring Fund must look solely to property belonging to the Acquired Fund or the Acquiring Fund for the enforcement of any claims against the Acquired Fund or the Acquiring Fund, respectively.

SIGNATURES ON THE NEXT PAGE

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

TOUCHSTONE STRATEGIC TRUST
on behalf of Touchstone Small Company Value Fund

By:

Name:

Title:

TOUCHSTONE FUNDS GROUP TRUST
on behalf of Touchstone Small Cap Value Fund

By:

Name:

Title:

For purposes of paragraph 9.1 only:

TOUCHSTONE ADVISORS, INC.

By:

Name:

Title:

By:

Name:

Title:

EXHIBIT B: FUNDAMENTAL INVESTMENT LIMITATIONS

A fundamental investment limitation cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.  Each Fund has the same fundamental investment limitations, which are set forth below.  Each Fund is a diversified fund.

1.              Diversification: The Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2.              Concentration of Investments: The Fund may not purchase the securities of an issuer (other than securities issued or guaranteed by the United States Government, its agencies or its instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

3.              Borrowing Money: The Fund may not engage in borrowing except as permitted by the 1940 Act, any rule, regulation, or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

4.              Loans: The Fund may not make loans to other persons except that the Fund may (1) engage in repurchase agreements, (2) lend portfolio securities, (3) purchase debt securities, (4) purchase commercial paper, and (5) enter into any other lending arrangement permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

5.              Real Estate: The Fund may not purchase or sell real estate except that the Fund may (1) hold and sell real estate acquired as a result of the Fund’s ownership of securities or other instruments (2) purchase or sell securities or other instruments backed by real estate or interests in real estate and (3) purchase or sell securities of entities or investment vehicles, including real estate investment trusts that invest, deal or otherwise engage in transactions in real estate or interests in real estate.

6.              Commodities: The Fund may not purchase or sell physical commodities except that the Fund may (1) hold and sell physical commodities acquired as a result of the Fund’s ownership of securities or other instruments, (2) purchase or sell securities or other instruments backed by physical commodities, (3) purchase or sell options, and (4) purchase or sell futures contracts.

7.              Senior Securities: The Fund may not issue senior securities except as permitted by the 1940 Act, any rule, regulation or order under the 1940 Act or any SEC staff interpretation of the 1940 Act.

8.              Underwriting: The Fund may not underwrite securities issued by other persons, except to the extent that, in connection with the sale or disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws or in connection with investments in other investment companies.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

1. Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

2. Borrowing. The 1940 Act allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

3. Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

B-1

Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

4. Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s current investment policy on lending is as follows: the Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements that are collateralized fully; and (iii) engage in securities lending as described in its Statement of Additional Information.

5. Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

B-2

EXHIBIT C: CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of November 29, 2013, the total number of shares of the Acquired Fund and the Acquiring Fund outstanding were as follows:

Funds	Number of Shares
Touchstone Small Company Value Fund	1,997,151.271
Touchstone Small Cap Value Fund	1,663,367.291

A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” the Fund as defined in the 1940 Act.  Such control may affect the voting rights of other shareholders.  As of November 29, 2013, the Officers and Trustees of the Touchstone Funds Group Trust owned less than 1% of any class of the Funds.  As of November 29, 2013, the following persons owned of record or beneficially 5% or more of Class A, Class C, Class Y, or Institutional Class shares of a Fund.

Fund	Name and Address	Class of Shares	Number of Shares	Percent of Class	Percentage Ownership of Combined Fund after the Reorganization

Small Company Value Fund	MLPF & S THE SOLE BENEFIT OF FOR IT’S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	Class A	21,668.330	17.12%	1.48	%*

	UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055	Class A	17,840.502	14.09%	2.24	%*

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	7,854.215	6.20%	11.25	%*

	MLPF & S THE SOLE BENEFIT OF FOR IT’S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	Class C	51,624.612	64.90%	41.86%

TSF-1972-1311

FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class C	8,631.120	10.85%	7.00%

UBS FINANCIAL SERVICES INC. FBO UBS WM USA OMNI ACCOUNT M/F ATTN: DEPARTMENT MANAGER 499 WASHINGTON BLVD 9TH FL JERSEY CITY NJ 07310-2055	Class C	4,822.813	6.06%	5.44%*

NATIONAL FINANCIAL SERVICES LLC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS ATTN MUTUAL FUNDS DEPT 499 WASHINGTON BLVD 4TH FLOOR JERSEY CITY NJ 07310	Class Y	86,117.043	26.44%	24.03%*

TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	Class Y	21,682.879	6.66%	5.93%

FIFTH THIRD BANK TTEE FBO: 5/3 AGT FOR FORD LEBOUTILLIER A/C # 34-0-7579717 5001 KINGSLEY DR DEPT 3385 CINCINNATI OH 45263	Class Y	20,628.031	6.33%	5.65%

MLPF & S THE SOLE BENEFIT OF FOR IT’S CUSTOMERS ATTN FUND ADMISTRATION 4800 DEER LAKE DR EAST-2ND FLR JACKSONVILLE FL 32246	Class Y	16,582.224	5.09%	4.54%

JPMORGAN CHASE AS TRUSTEE FBO THE FIFTH THIRD BANCORP MASTER PROF SHARING PLAN 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	Institutional Class	1,159,026.305	79.10%	72.38%

	TOUCHSTONE MODERATE GROWTH ALLOCATION FUND 303 BROADWAY ST STE 1100 CINCINNATI OH 45202-4220	Institutional Class	146,403.838	9.99%	9.14%

	TOUCHSTONE GROWTH ALLOCATION FUND 303 BROADWAY ST STE 1100 CINCINNATI OH 45202-4220	Institutional Class	87,169.267	5.95%	5.44%

Small Cap Value Fund	CHARLES SCHWAB CO INC ATTN MUTUAL FUNDS TEAM S 4500 CHERRY CREEK 3 DR S FL DENVER CO 80209-0000	Class A	553,939.976	37.49%	34.95%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class A	171,681.797	11.62%	11.25%*

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Class C	9,648.444	27.70%	9.83%

	APEX CLEARING CORPORATION FBO 742-83762-19 C/O PENSON FINANCIAL SERVICES 1700 PACIFIC AVENUE SUITE 1400 DALLAS, TX 75201	Class C	2,278.624	6.54%	2.32%

	AMERICAN ENTERPRISE INV SVCS A/C 1588-9647 707 2ND AVENUE SOUTH MINNEAPOLIS, MN 55402	Class C	2,027.941	5.82%	2.07%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT FIRM 92500015 ATTN COURTNEY WALLER 880 CARILLON PARKWAY ST PETERSBURG FL 33716	Class C	1,810.091	5.20%	2.90%*

FIRST STATE TRUST COMPANY DELAWARE CORPORATE CENTER II 2 RIGHTER PARKWAY WILMINGTON DE 19803	Class Y	16,096.652	47.15%	5.13%

FIRST CLEARING LLC SPECIAL CUSTODY ACCT FBO EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET ST SAINT LOUIS MO 63103-2523	Class Y	12,237.847	35.85%	7.68%*

LPL FINANCIAL A/C 1000-0005 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	Class Y	2,330.937	6.83%	0.74%

JANNEY MONTGOMERY SCOTT LLC A/C 4836-3091 MARK B REIFENSTEIN (IRA) 1717 ARCH STREET PHILADELPHIA PA 19103-2713	Class Y	1,860.177	5.45%	0.59%

SEI PRIVATE TRUST CO C O CHEVY CHASE ID 443 ATTN MUTUAL FUNDS ADMINISTRATOR ONE FREEDOM VALLEY DRIVE OAKS PA 19456	Institutional Class	65,866.154	56.37%	4.79%

Wells Fargo Bank NA FBO HICK SPR MUT FDS 1040265648 PO Box 1533 Minneapolis, MN 55480	Institutional Class	49,982.183	42.77%	3.63%

* Shares are held beneficially

STATEMENT OF ADDITIONAL INFORMATION

January 20, 2014

Acquisition of Assets of

TOUCHSTONE SMALL COMPANY VALUE FUND
CLASS A TICKER:  FTVAX
CLASS C TICKER: FTVCX
CLASS Y TICKER:  FTVIX
INSTITUTIONAL CLASS TICKER: FTVLX

a series of

TOUCHSTONE STRATEGIC TRUST

303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

By and In Exchange For Shares of

TOUCHSTONE SMALL CAP VALUE FUND

CLASS A TICKER: TVOAX
CLASS C TICKER: TVOCX
CLASS Y TICKER: TVOYX
INSTITUTIONAL CLASS TICKER: TVOIX

a series of

TOUCHSTONE FUNDS GROUP TRUST

303 Broadway, Suite 1100
Cincinnati, Ohio 45202
(800) 543-0407

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement dated January 20, 2014, relating specifically to the proposed transfer of the assets and liabilities of Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust (the “Acquired Fund”), to Touchstone Small Cap Value Fund, a series of Touchstone Funds Group Trust (the “Acquiring Fund”, and together with the Acquired Fund, the “Funds”), in exchange for shares of beneficial interest of the Acquiring Fund (to be issued to holders of shares of the Acquired Fund).  A copy of the Prospectus/Information Statement may be obtained without charge by calling or writing to either Trust at the telephone number or address set forth above.  The transfer is to occur pursuant to an Agreement and Plan of Reorganization.

Table of Contents

General Information	1
Incorporation by Reference	1
Pro Forma Financial Statements	2

i

A     General Information

This Statement of Additional Information (“SAI”) relates to the proposed (a) transfer of the assets and the liabilities, as set forth in the Agreement and Plan of Reorganization, of the Touchstone Small Company Value Fund (the “Acquired Fund”), to the Touchstone Small Cap Value Fund (the “Acquiring Fund”, and together with the Acquired Fund, the “Funds”) in exchange for shares of a corresponding class of the Acquiring Fund; (b) pro-rata distribution of such shares to the corresponding class to the shareholders of the Acquired Fund; and (c) liquidation and termination of the Acquired Fund.

Acquired Fund	Acquiring Fund
Touchstone Small Company Value Fund, a series of Touchstone Strategic Trust	Touchstone Small Cap Value Fund, a series of Touchstone Funds Group Trust

Further information is included in the Prospectus/Information Statement and in the documents listed below, which are incorporated by reference into this SAI.

B     Incorporation by Reference

This SAI incorporates by reference the following documents:

(1)                                 SAI of TFGT dated January 30, 2013, (previously filed on EDGAR, Accession No. 0001104659-13-005222);

(2)                                 Annual Report of TFGT, with respect to the Acquiring Fund, for the fiscal year ended September 30, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-065116); and

(3)                                 Annual Report of TST, with respect to the Acquired Fund, for the fiscal year ended March 31, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-032838).

(4)                                 Semi-Annual Report (unaudited) of TST, with respect to the Acquired Fund, for the semi-annual period ended September 30, 2013 (previously filed on EDGAR, Accession No. 0001144204-13-065061).

C     Pro Forma Financial Statements

Pro Forma Financial Statements
Touchstone Funds Group Trust
Touchstone Small Cap Value Fund
Pro Forma Combining
Statement of Assets & Liabilities
As Of September 30, 2013

	Touchstone Small Company Value Fund	Touchstone Small Cap Value Fund	Pro Forma Adjustments	Pro Forma Combined Touchstone Small Cap Value Fund
Assets
Investments, at cost	$39,917,229	$38,199,208		$78,116,437
Affiliated securities, at market value	$807,801	$578,313		$1,386,114
Non-affiliated securities, at market value	42,197,778	40,801,448		82,999,226
Investments, at market value (A)	$43,005,579	$41,379,761		$84,385,340
Dividends and interest receivable	85,835	84,921		170,756
Receivable for capital shares sold	12,447	4,172		16,619
Receivable for investments sold	677,620	852,245		1,529,865
Receivable for securities lending income	3,970	3,560		7,530
Other assets	14,908	16,593		31,501
Total Assets	43,800,359	42,341,252		86,141,611
Liabilities
Bank Overdrafts	—	1,669		1,669
Payable to Transfer Agent	3,085	12,680		15,765
Payable for return of collateral for securities on loan	2,821,761	2,162,727		4,984,488
Payable for capital shares redeemed	81,191	71,614		152,805
Payable for investments purchased	1,050,145	920,913		1,971,058
Payable to Investment Advisor	16,648	21,201		37,849
Payable to other affiliates	401	6,157		6,558
Payable to Trustees	2,029	3,771		5,800
Payable for professional services	11,960	18,973		30,933
Other accrued expenses and liabilities	31,847	20,265		52,112
Total Liabilities	4,019,067	3,239,970		7,259,037
Net Assets	$39,781,292	$39,101,282		$78,882,574
Net assets consist of:
Paid-in capital	$32,676,453	$58,401,367		$91,077,820
Accumulated net investment income	19,563	—		19,563
Accumulated net realized gains (losses) on investments, futures contracts and foreign currency transactions	3,996,926	(22,480,638)		(18,483,712)
Net unrealized appreciation on investments, and foreign currency transactions	3,088,350	3,180,553		6,268,903
Net Assets	$39,781,292	$39,101,282		$78,882,574

(A) Includes market value of securities on loan of:	2,766,784	2,121,966	4,888,750

Pricing of Class A Shares
Net assets attributable to Class A shares	2,521,758	$34,826,120			$37,347,878
Shares of beneficial interest outstanding (B)	130,687	1,528,154	(20,035	)(C)	1,638,806

2

	Touchstone Small Company Value Fund	Touchstone Small Cap Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Small Cap Value Fund
Net asset value and redemption price per share *	$19.30	$22.79				$22.79
Maximum offering price per share	$20.48	$24.18	**			$24.18
Pricing of Class C Shares
Net assets attributable to Class C shares	1,385,983	$841,015				$2,226,998
Shares of beneficial interest outstanding (B)	77,031	37,191		(15,731	)(C)	98,491
Net asset value, offering price and redemption price per share***	$17.99	$22.61				$22.61
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$6,312,899	$769,159				$7,082,058
Shares of beneficial interest outstanding (B)	322,318	33,704		(45,679	)(C)	310,343
Net asset value, offering price and redemption price per share	$19.59	$22.82				$22.82
Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	29,560,652	$2,664,988				$32,225,640
Shares of beneficial interest outstanding (B)	1,508,964	116,850		(213,013	)(C)	1,412,801
Net asset value, offering price and redemption price per share	$19.59	$22.81				$22.81

(B)	Unlimited number of shares authorized, no par value
(C)

Reflects the capitalization adjustments due to the change in net asset value per share of the newly issues shares and giving effect to issuance of shares of Touchstone Small Company Value Fund to the Touchstone Small Cap Value Fund shareholders as if the reorganization had taken place on September 30, 2013.

*

There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within one year from date of purchase.

**	Maximum offering price per share is equal to net asset value/94.25%
***	Redemption price per share varies by length of time shares are held.

3

Touchstone Funds Group Trust
Touchstone Small Cap Value Fund
Pro Forma Combining
Statement of Operations
For the Twelve Months Ended September 30, 2013 (Unaudited)

	Touchstone Small Company Value Fund	Touchstone Small Cap Value Fund	Pro Forma Adjustments		Pro Forma Combined Touchstone Small Cap Value Fund
Investment Income
Dividends from affiliated securities	366	447			813
Dividends from non-affiliated securities (A)	1,032,916	1,181,478			2,214,394
Income from Securities Loaned	59,034	60,632			119,666
Total Investment Income	1,092,316	1,242,557	—		2,334,873
Expenses
Investment advisory fees	330,081	339,291	(11,342	)(B)	650,030
Distribution expenses, Class A	6,391	82,914	—		89,305
Distribution expenses, Class C	13,842	4,371	—		18,213
Administration fees	62,454	62,049	—		124,503
Transfer Agent fees, Class A	8,547	39,533	—		48,080
Transfer Agent fees, Class C	3,833	546	—		4,379
Transfer Agent fees, Class Y	8,451	501	—		8,952
Transfer Agent fees, Institutional Class	85	102	—		187
Reports to shareholders, Class A	17,384	11,812	(5,500	)(C)	23,696
Reports to shareholders, Class C	12,012	6,690	(5,500	)(C)	13,202
Reports to shareholders, Class Y	15,547	5,829	(5,500	)(C)	15,876
Reports to shareholders, Institutional Class	13,234	6,623	(5,500	)(C)	14,357
Registration fees, Class A	4,197	22,340	(4,197	)(C)	22,340
Registration fees, Class C	4,006	5,377	(4,006	)(C)	5,377
Registration fees, Class Y	3,407	4,968	(3,407	)(C)	4,968
Registration fees, Institutional Class	4,801	5,385	(4,801	)(C)	5,385
Professional fees	30,278	19,801	(30,278	)(C)	19,801
Custodian fees	11,138	16,091	—		27,229
Trustees’ fees and expenses	11,392	12,596	(11,392	)(C)	12,596
Compliance fees and expenses	1,780	1,543	(1,780	)(C)	1,543
Other expenses	19,462	24,546	(7,000	)(C)	37,008
Total Expenses	582,322	672,908	(100,203)		1,155,027
Fees (waived) and/or expenses reimbursed by the Advisor and/or Affiliates	(240,164)	(159,036)	170,809	(D)	(228,391)
Net Expenses	342,158	513,872	70,606		926,634
Net Investment Income (Loss)	750,158	728,685	(70,606)		1,408,237
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	4,115,154	5,690,013			9,805,167
Net change in unrealized appreciation/(depreciation) on investments	3,902,959	2,193,049			6,096,008
Net Realized and Unrealized Gains on Investments	8,018,113	7,883,062	—		15,901,175
Net Increase in Net Assets from Operations	8,768,271	8,611,747	(70,606)		17,309,412

4

(A) Net of foreign tax withholding of:	2,132	2,122	4,254

(B)  Based on differences in contractual expense agreements.

(C)  Decrease due to the elimination of duplicate expenses achieved by merging

(D)  Based on expense limitation agreement

5

Touchstone Funds Group Trust
Touchstone Small Cap Value Fund
Pro Forma Combining
Portfolio of Investments
As Of September 30, 2013

	Touchstone Small Company Value Fund		Touchstone Small Cap Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Small Cap Value Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Common Stocks - 98.9%
Financials - 31.2%
Anworth Mortgage Asset Corp. REIT	107,500	$519,225	105,840	$511,207			213,340	$1,030,432
Astoria Financial Corp.	52,160	648,870	51,350	638,794			103,510	1,287,664
Brookline Bancorp, Inc.	64,080	602,993	63,080	593,583			127,160	1,196,576
Campus Crest Communities, Inc. REIT	46,680	504,144	45,960	496,368			92,640	1,000,512
Capitol Federal Financial, Inc.	55,380	688,373	54,517	677,646			109,897	1,366,019
Capstead Mortgage Corp. REIT	62,160	731,623	61,200	720,324			123,360	1,451,947
Chemical Financial Corp.	13,210	368,823	13,010	363,239			26,220	732,062
CVB Financial Corp.	45,050	609,076	44,350	599,612			89,400	1,208,688
Dime Community Bancshares, Inc.	8,660	144,189	8,520	141,857			17,180	286,046
First Financial Bancorp	43,265	656,330	42,604	646,303			85,869	1,302,633
Hancock Holding Co.	18,679	586,147	18,394	577,204			37,073	1,163,351
Hanover Insurance Group, Inc. (The)	7,145	395,261	7,040	389,453			14,185	784,714
Hercules Technology Growth Capital, Inc.	21,382	326,076	21,089	321,607			42,471	647,683
Iberiabank Corp.	11,150	578,350	10,976	569,325			22,126	1,147,675
Infinity Property & Casualty Corp.	11,300	729,980	11,130	718,998			22,430	1,448,978
National Bank Holdings Corp. - Class A	21,780	447,361	21,440	440,378			43,220	887,739
New Residential Investment Corp., REIT	101,515	672,029	99,943	661,623			201,458	1,333,652
Northfield Bancorp, Inc.	15,270	185,378	15,040	182,586			30,310	367,964
Old National Bancorp.	21,820	309,844	21,480	305,015			43,300	614,859
Oritani Financial Corp.	8,150	134,149	8,020	132,009			16,170	266,158
Sterling Financial Corp.	16,502	472,782	16,260	465,849			32,762	938,631
Summit Hotel Properties, Inc. REIT	41,650	382,764	41,010	376,882			82,660	759,646
UMB Financial Corp.	6,170	335,278	6,080	330,387			12,250	665,665
Washington Federal, Inc.	6,765	139,900	6,655	137,625			13,420	277,525
Washington Real Estate Investment Trust REIT	21,450	542,042	21,260	537,240			42,710	1,079,282
Westamerica Bancorporation†	14,085	700,588	13,860	689,396			27,945	1,389,984
		12,411,575		12,224,510				24,636,085

6

	Touchstone Small Company Value Fund		Touchstone Small Cap Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Small Cap Value Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Industrials - 20.7%
ABM Industries, Inc.	36,440	970,033	35,870	954,859			72,310	1,924,892
Acacia Research Corp.	27,710	638,993	27,280	629,077			54,990	1,268,070
Astec Industries, Inc.	8,100	291,276	8,060	289,838			16,160	581,114
Curtiss-Wright Corp.	14,665	688,668	14,433	677,774			29,098	1,366,442
Forward Air Corp.	12,500	504,375	12,300	496,305			24,800	1,000,680
Granite Construction, Inc.	31,255	956,403	30,770	941,562			62,025	1,897,965
Harsco Corp.	13,305	331,294	13,100	326,190			26,405	657,484
Knight Transportation, Inc.	31,740	524,345	31,250	516,250			62,990	1,040,595
Quanex Building Products Corp.	33,330	627,604	32,810	617,812			66,140	1,245,416
Regal-Beloit Corp.	10,245	695,943	10,090	685,414			20,335	1,381,357
Resources Connection, Inc.	60,070	815,150	59,135	802,462			119,205	1,617,612
Ritchie Bros Auctioneers, Inc. (Canada)†	29,105	587,339	28,655	578,258			57,760	1,165,597
Simpson Manufacturing Co., Inc.	18,640	607,105	18,350	597,660			36,990	1,204,765
		8,238,528		8,113,461				16,351,989
Consumer Discretionary - 13.2%
Chico’s FAS, Inc.	43,430	723,544	42,755	712,298			86,185	1,435,842
Ethan Allen Interiors, Inc.†	22,760	634,321	22,415	624,706			45,175	1,259,027
Finish Line, Inc. (The) - Class A	28,730	714,515	28,310	704,070			57,040	1,418,585
Fred’s, Inc. - Class A	13,235	207,128	13,029	203,904			26,264	411,032
Guess?, Inc.	16,040	478,794	15,790	471,332			31,830	950,126
Jones Group, Inc. (The)	33,985	510,115	33,460	502,235			67,445	1,012,350
MDC Holdings, Inc.	31,045	931,660	30,570	917,406			61,615	1,849,066
Men’s Wearhouse, Inc. (The)	14,290	486,574	13,150	447,758			27,440	934,332
Regis Corp.	38,175	560,409	37,585	551,748			75,760	1,112,157
		5,247,060		5,135,457				10,382,517
Information Technology - 12.4%
ADTRAN, Inc.	11,210	298,634	11,040	294,106			22,250	592,740
Brooks Automation, Inc.	63,030	586,809	62,421	581,140			125,451	1,167,949
Cohu, Inc.	31,360	342,138	30,876	336,857			62,236	678,995
Diebold, Inc.	23,830	699,649	23,470	689,079			47,300	1,388,728
Intersil Corp. - Class A	66,390	745,560	65,455	735,060			131,845	1,480,620
Micrel, Inc.	95,861	873,294	94,375	859,756			190,236	1,733,050

7

	Touchstone Small Company Value Fund		Touchstone Small Cap Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Small Cap Value Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
MKS Instruments, Inc.	24,750	658,102	24,370	647,998			49,120	1,306,100
Tessera Technologies, Inc.	38,345	741,976	37,745	730,366			76,090	1,472,342
		4,946,162		4,874,362				9,820,524
Materials - 10.5%
A Schulman, Inc.	7,880	232,145	7,750	228,315			15,630	460,460
AMCOL International Corp.	12,115	395,918	12,000	392,160			24,115	788,078
Cabot Corp.	25,185	1,075,651	24,795	1,058,994			49,980	2,134,645
Globe Specialty Metals, Inc.	37,980	585,272	37,310	574,947			75,290	1,160,219
Haynes International, Inc.	6,670	302,351	6,570	297,818			13,240	600,169
Kronos Worldwide, Inc.†	27,890	432,016	27,240	421,948			55,130	853,964
Noranda Aluminum Holding Corp.	22,993	56,563	22,630	55,670			45,623	112,233
Tronox Ltd. - Class A†	26,940	659,222	26,520	648,944			53,460	1,308,166
US Silica Holdings, Inc.†	18,220	453,678	17,990	447,951			36,210	901,629
		4,192,816		4,126,747				8,319,563
Energy - 4.5%
Comstock Resources, Inc.	13,785	219,319	13,595	216,296			27,380	435,615
Gulfmark Offshore, Inc. - Class A	8,730	444,270	8,590	437,145			17,320	881,415
Tidewater, Inc.	9,145	542,207	9,000	533,610			18,145	1,075,817
Tsakos Energy Navigation Ltd.	41,780	217,674	41,540	216,423			83,320	434,097
Western Refining, Inc.†	12,020	361,081	11,840	355,674			23,860	716,755
		1,784,551		1,759,148				3,543,699
Health Care - 3.2%
Hill-Rom Holdings, Inc.	2,010	72,018	1,979	70,908			3,989	142,926
Meridian Bioscience, Inc.	10,724	253,623	10,555	249,626			21,279	503,249
Quality Systems, Inc.	21,275	462,306	20,945	455,135			42,220	917,441
STERIS Corp.	9,095	390,721	8,950	384,492			18,045	775,213
Techne Corp.	1,030	82,462	1,020	81,661			2,050	164,123
		1,261,130		1,241,822				2,502,952
Utilities - 3.1%
Northwest Natural Gas Co.	3,120	130,978	3,080	129,298			6,200	260,276
Portland General Electric Co.	22,345	630,799	18,015	508,563			40,360	1,139,362
UIL Holdings Corp.	14,320	532,418	14,130	525,353			28,450	1,057,771
		1,294,195		1,163,214				2,457,409
Total Common Stocks		39,376,017		38,638,721				78,014,738

8

	Touchstone Small Company Value Fund		Touchstone Small Cap Value Fund		Pro Forma Adjustments		Pro Forma Combined Touchstone Small Cap Value Fund
	Shares	Market Value	Shares	Market Value	Shares	Market Value	Shares	Market Value
Investment Funds - 8.1%
Invesco Government & Agency Portfolio, Institutional Class**	2,821,761	2,821,761	2,162,727	2,162,727			4,984,488	4,984,488
Touchstone Institutional Money Market Fund^	807,801	807,801	578,313	578,313			1,386,114	1,386,114
Total Investment Funds		3,629,562		2,741,040				6,370,602
Total Investment Securities - 107.0% (Cost $78,116,437)		$43,005,579		$41,379,761				$84,385,340
Liabilities in Excess of Other Assets - (7.0%)		(3,224,287)		(2,278,479)				(5,502,766)
Net Assets - 100.0%		$39,781,292		$39,101,282				$78,882,574

†                                         All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2013 was $4,888,750.

**                                  Represents collateral for securities loaned.

^                                          Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

9

TOUCHSTONE FUNDS GROUP TRUST
TOUCHSTONE SMALL CAP VALUE FUND
PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
SEPTEMBER 30, 2013
(UNAUDITED)

DESCRIPTION OF THE FUNDS

The Acquiring Fund, Touchstone Small Cap Value Fund, a series of the Touchstone Funds Group Trust, and the Acquired Fund, Touchstone Small Company Value Fund, a series of the Touchstone Strategic Trust are registered under the Investment Company Act of 1940, as amended, as open-end, management investment company portfolios.  Both the Touchstone Small Cap Value Fund and the Touchstone Small Company Value Fund, as of September 30, 2013 consist of A Share, C Share, Y Share and Institutional Share classes.

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Acquired Fund in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance).

Under the terms of the Agreement and Plan of Reorganization, the combination of the Acquiring Fund and the Acquired Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Fund and the Acquired Fund have been combined as of and for the twelve months ended September 30, 2013. In accordance with U.S. generally accepted accounting principles (“GAAP”), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund included in the September 30, 2013 annual report and the March 31, 2013 semi-annual report and the Acquired Fund included in the March 31, 2013 annual report and the September 30, 2013 semi-annual report.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Acquired Fund by the Acquiring Fund had taken place as of September 30, 2013.

PORTFOLIO VALUATION

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service.  Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

10

CAPITAL SHARES

Touchstone Funds Group Trust-Touchstone Small Cap Value Fund

Class of Shares	Shares of Acquiring Fund Pre-Combination	Additional Shares Assumed Issued in Reorganization	Total Outstanding Shares Post-Combination
Class A	1,528,154	110,652	1,638,806
Class C	37,191	61,300	98,491
Class Y	33,704	276,639	310,343
Institutional	116,850	1,295,951	1,412,801

ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.  The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

SUBSEQUENT EVENTS

On March 25, 2014, pursuant to an Agreement and Plan of Reorganization, the assets and liabilities of the Touchstone Small Company Value Fund are expected to be transferred to the Touchstone Small Cap Value Fund. The Touchstone Small Cap Value Fund is anticipated to be the accounting survivor.

TSF-1972-1311

11

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION:

Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

The Advisory Agreement provides that the Advisor and any of its affiliates, directors, officers and employees shall not be liable for any act or omission in the course of rendering services to the Registrant or for any losses sustained in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor in the performance of its duties under the Agreement.

Certain Sub-Advisory Agreements provide that the Sub-Advisor and any of its affiliates, directors, officers and employees shall not be subject to liability to the Adviser, the Registrant, or to any shareholder for any act or omission in the course of, or connected with, rendering services hereunder or for any loss in the purchase, holding or sale of any security, except a loss resulting from willful misfeasance, bad faith, gross negligence or the reckless disregard of the obligations and duties of the Sub-Advisor.

ITEM 16. EXHIBITS

(1) CHARTER OF THE REGISTRANT

(a)

Registrant’s Agreement and Declaration of Trust dated October 25, 1993 is herein incorporated by reference to Exhibit (a)(1) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the Securities and Exchange Commission (“SEC”) on November 24, 1998.

(b)

Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993 is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(c)

Certificate of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994 is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(d)

Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997 is herein incorporated by reference to Exhibit (1)(d) of Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on December 17, 1997.

(e)

Amended and Restated Agreement and Declaration of Trust dated October 8, 1998 is herein incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on November 24, 1998.

(f)

Certificate of Amendment of Amended and Restated Agreement and Declaration of Trust dated November 23, 1998 is herein incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on January 27, 1999.

(g)

Certificate of Amendment of Certificate of Trust dated March 24, 2004 is herein incorporated by reference to Exhibit (a)(7) of Post-Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on May 3, 2004.

(h)

Certificate of Amendment of Certificate of Trust dated November 17, 2006 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(2) BY-LAWS OF THE REGISTRANT

(a)

Amended and Restated By-Laws of the Trust as revised November 18, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A (File No. 033-70958), filed with the SEC on April 14, 2005.

(3) VOTING TRUST AGREEMENT

Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)	Agreement and Plan of Reorganization between Touchstone Strategic Trust and Registrant dated November 22, 2013 is filed with herewith.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-03651), filed with the SEC on September 19, 2007.

(6) INVESTMENT ADVISORY CONTRACTS

(a)

Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to exhibit (d)(1) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(b)

Amendment to Schedule C-1 of the Investment Advisory Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1)(b) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(c)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Sands Capital Management, LLC with respect to the Touchstone Sands Capital Select Growth Fund dated August 18, 2011 is herein incorporated by reference to Exhibit (d)(2)(b) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(d)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Miller/Howard Investments, Inc. with respect to the Touchstone Premium Yield Equity Fund dated May 20, 2008 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 15, 2008.

(e)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Touchstone Ultra Short Duration Fixed Income Fund dated February 20, 2009 is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on May 4, 2009.

(f)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and AGF Investments America Inc. with respect to the Touchstone Emerging Markets Equity Fund dated May 17, 2012 is herein incorporated by reference to Exhibit (6)(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(g)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Lee Munder Capital Group, LLC with respect to the Touchstone Mid Cap Value Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(h)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Forum Securities, Ltd. with respect to the Touchstone Global Real Estate Fund dated May 28, 2013 is herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 69 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on July 17, 2013.

(i)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and The London Company of Virginia with respect to the Touchstone Small Cap Core Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(j)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and The London Company of Virginia with respect to the Touchstone Mid Cap Fund dated December 8, 2011 is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(k)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bedlam Asset Management PLC with respect to the Touchstone Global Equity Fund dated October 1, 2009 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 47 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2009.

(l)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and GAM International Management Limited with respect to the Touchstone International Fixed Income Fund dated October 1, 2010 is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2011.

(m)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and DePrince, Race & Zollo, Inc. with respect to the Touchstone Small Cap Value Fund dated September 10, 2012 is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(n)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and EARNEST Partners, LLC with respect to the Touchstone Total Return Bond Fund dated May 19, 2011 is herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(o)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Merger Arbitrage Fund dated August 9, 2011 is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on August 9, 2011.

(p)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longfellow Investment Management Co. LLC with respect to the Touchstone Arbitrage Fund dated September 30, 2013 is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2013.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement between the Registrant and Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 21, 2006.

(b)

Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 29 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on February 1, 2007.

(8) BONUS OR PROFIT SHARING PLAN

(a)

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2010.

(9) CUSTODIAN AGREEMENTS

(a)

Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated February 25, 2008 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)

Distribution and Shareholder Services Plan for Class A shares is herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(b)

Distribution and Shareholder Services Plan for Class C shares is herein incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(c)

Shareholder Services Plan for Class Z shares is herein incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2009.

(d)(1)

Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(d)(2)

Amended Schedule A to the Amended and Restated Rule 18f-3 Multiple Class Plan is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on September 30, 2013.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)	Opinion of Vedder Price PC, as to legality of securities being registered, is filed herewith.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)	Form of Opinion of Vedder Price PC, as to certain tax consequences, is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Amended Administration Agreement between the Registrant and Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 28, 2013.

(b)(1)

Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) dated November 5, 2011 is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(b)(2)(i)

Amendment to Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon dated April 16, 2012 is herein incorporated by reference to Exhibit (13)(c) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File Nos. 333-177599 and 811-08104), filed with the SEC on April 25, 2012.

(b)(2)(ii)

Exhibit A to the Sub-Administration and Accounting Services Agreement dated September 6, 2012 is herein incorporated by reference to Exhibit (13)(m) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(c)(1)

Transfer Agency and Shareholder Services Agreement between Registrant and BNY Mellon dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(c)(2)

Amendment to Transfer Agency and Shareholder Services Agreement between Touchstone Advisors, Inc. and BNY Mellon dated April 16, 2012 is herein incorporated by reference to Exhibit (13)(e) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File Nos. 333-177599 and 811-08104), filed with the SEC on April 25, 2012.

(c)(3)

Schedule B to the Transfer Agency and Shareholder Services Agreement dated September 6, 2012 with BNY Mellon is herein incorporated by reference to Exhibit (13)(k) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(d)(1)

State Filing Services Agreement between Registrant and BNY Mellon dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104), filed with the SEC on January 30, 2012.

(d)(2)

Schedule A to the State Filing Services Agreement between Registrant and BNY Mellon dated September 6, 2012 is herein incorporated by reference to Exhibit (13)(l) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-182176), filed with the SEC on October 12, 2012.

(e)

Fidelity Bond Allocation Agreement dated April 1, 2011 is herein incorporated by reference to Exhibit (13)(h) of Post-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-14 (File Nos. 333-177599 and 811-08104), filed with the SEC on April 25, 2012.

(f)(1)	Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 25, 2013 is filed herewith.

(f)(2)	Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective November 29, 2013 is filed herewith.

(g)(1)	Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 25, 2013 with respect to the Sands Capital Select Growth Fund is filed herewith.

(g)(2)

Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective January 29, 2014 with respect to the Sands Capital Select Growth Fund is filed herewith.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)(i)	Consent of Ernst & Young LLP is filed herewith.

(a)(ii)	Consent of PricewaterhouseCoopers LLP is filed herewith.

(15) OMITTED FINANCIAL STATEMENTS

Not Applicable.

(16) POWERS OF ATTORNEY

(a)

Powers of Attorney is herein incorporated by reference to Exhibit (16)(a) of Touchstone Variable Series Trust’s Registration Statement on Form N-14 (File No. 333-191284), filed with the SEC on September 20, 2013.

(17) ADDITIONAL EXHIBITS

(a)

SAI for the Touchstone Small Company Value Fund filed with the SEC on July 29, 2013 with Post-Effective Amendment No. 98 to Touchstone Strategic Trust’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651) and incorporated herein by reference.

(b)

SAI for the Touchstone Small Cap Value Fund filed with the SEC on September 30, 2013 with Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 033-70958 and 811-08104) and incorporated herein by reference.

(c)

Audited financial statements included in the Annual Report to Shareholders of Touchstone Funds Group Trust with respect to the Touchstone Small Cap Value Fund filed with the SEC on December 2, 2013 and incorporated herein by reference (SEC Accession No. 0001144204-13-065116).

(d)

Audited financial statements included in the Annual Report to Shareholders of Touchstone Strategic Trust with respect to the Touchstone Small Company Value Fund filed with the SEC on June 3, 2013 and incorporated herein by reference (SEC Accession No. 0001144204-13-032838).

(e)

Unaudited financial statements included in the Semi-Annual Report to Shareholders of Touchstone Strategic Trust with respect to the Touchstone Small Company Value Fund filed with the SEC on December 2, 2013 and incorporated herein by reference (SEC Accession No. Accession No. 0001144204-13-065061).

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganizations contemplated by this Registration Statement on Form N-14.

SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed on behalf of the registrant, in the City of Cincinnati, and State of Ohio on the 20th day of December 2013.

Touchstone Funds Group Trust

By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

	*	Trustee	December 20, 2013
Phillip R. Cox

	*	Trustee	December 20, 2013
William C. Gale

	*	Trustee	December 20, 2013
Susan J. Hickenlooper

	*	Trustee	December 20, 2013
H. Jerome Lerner

	/s/ Jill T. McGruder	Trustee and President	December 20, 2013
Jill T. McGruder

	*	Trustee	December 20, 2013
Kevin A. Robie

	*	Trustee	December 20, 2013
Donald C. Siekmann

	*	Trustee	December 20, 2013
Edward J. VonderBrink

	/s/ Terrie A. Wiedenheft	Controller, Treasurer, and Principal Financial Officer	December 20, 2013
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
(4)(a)	Agreement and Plan of Reorganization between Touchstone Strategic Trust and Registrant dated November 22, 2013
(11)(a)	Opinion of Vedder Price PC
(12)(a)	Form of Opinion of Vedder Price PC
(13)(f)(1)	Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 25, 2013
(13)(f)(2)	Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective November 29, 2013
(13)(g)(1)	Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective as of January 25, 2013 with respect to the Sands Capital Select Growth Fund
(13)(g)(2)	Amended and Restated Schedule A to the Expense Limitation Agreement between Touchstone Advisors, Inc. and the Registrant effective January 29, 2014 with respect to the Sands Capital Select Growth Fund
(14)(a) (i)	Consent of Ernst & Young LLP
(14)(a) (ii)	Consent of PricewaterhouseCoopers LLP

TSF-1972-1311